UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          May 31, 2009

Date of reporting period:         May 31, 2009


ITEM 1.   REPORT TO SHAREHOLDERS
===============================


                        104 Wells Fargo Advantage Master


                               Portfolios Portfolio of Investments--May 31, 2009

INFLATION-PROTECTED BOND PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
-----------   -----------------------------------------------------------------------  -------------  -------------  --------------
US TREASURY SECURITIES: 98.29%
US TREASURY BONDS: 57.25%
$  4,142,586  US TREASURY BOND - INFLATION PROTECTED&<<                                     1.38%       07/15/2018   $    4,050,670
   4,781,875  US TREASURY BOND - INFLATION PROTECTED&                                       1.63        01/15/2018        4,768,428
   4,304,702  US TREASURY BOND - INFLATION PROTECTED&<<                                     1.75        01/15/2028        3,968,398
   5,587,683  US TREASURY BOND - INFLATION PROTECTED&<<                                     1.88        07/15/2015        5,708,164
   7,864,669  US TREASURY BOND - INFLATION PROTECTED&<<                                     2.00        07/15/2014        8,117,817
   5,063,405  US TREASURY BOND - INFLATION PROTECTED&<<                                     2.00        01/15/2016        5,182,081
   5,770,674  US TREASURY BOND - INFLATION PROTECTED&<<                                     2.00        01/15/2026        5,539,847
   4,195,403  US TREASURY BOND - INFLATION PROTECTED&<<                                     2.13        01/15/2019        4,375,016
   4,619,498  US TREASURY BOND - INFLATION PROTECTED&<<                                     2.38        01/15/2017        4,854,806
   8,914,044  US TREASURY BOND - INFLATION PROTECTED&<<                                     2.38        01/15/2025        9,028,251
   4,482,390  US TREASURY BOND - INFLATION PROTECTED&<<                                     2.38        01/15/2027        4,534,215
   4,638,560  US TREASURY BOND - INFLATION PROTECTED&                                       2.63        07/15/2017        4,986,452
   1,695,552  US TREASURY BOND - INFLATION PROTECTED&                                       3.38        04/15/2032        2,087,648
   5,707,230  US TREASURY BOND - INFLATION PROTECTED&                                       3.63        04/15/2028        6,809,439
   7,309,970  US TREASURY BOND - INFLATION PROTECTED&<<                                     3.88        04/15/2029        9,068,932
                                                                                                                         83,080,164
                                                                                                                     --------------
US TREASURY NOTES: 41.04%
   3,874,140  US TREASURY NOTE - INFLATION PROTECTED&<<                                     0.63        04/15/2013        3,864,454
   6,048,423  US TREASURY NOTE - INFLATION PROTECTED&<<                                     1.63        01/15/2015        6,088,112
   6,479,290  US TREASURY NOTE - INFLATION PROTECTED&                                       1.88        07/15/2013        6,683,789
   4,989,194  US TREASURY NOTE - INFLATION PROTECTED&<<                                     2.00        04/15/2012        5,166,934
   9,283,541  US TREASURY NOTE - INFLATION PROTECTED&<<                                     2.00        01/15/2014        9,564,944
   5,663,247  US TREASURY NOTE - INFLATION PROTECTED&<<                                     2.38        04/15/2011        5,822,526
   5,402,813  US TREASURY NOTE - INFLATION PROTECTED&                                       2.50        07/15/2016        5,720,229
   2,308,215  US TREASURY NOTE - INFLATION PROTECTED&<<                                     2.50        01/15/2029        2,399,823
   7,819,233  US TREASURY NOTE - INFLATION PROTECTED&<<                                     3.00        07/15/2012        8,327,484
   1,694,929  US TREASURY NOTE - INFLATION PROTECTED&                                       3.38        01/15/2012        1,808,808
   3,941,111  US TREASURY NOTE - INFLATION PROTECTED&                                       3.50        01/15/2011        4,117,232
                                                                                                                         59,564,335
                                                                                                                     --------------
TOTAL US TREASURY SECURITIES (COST $141,413,897)                                                                        142,644,499
                                                                                                                     --------------

  SHARES
------------
COLLATERAL FOR SECURITIES LENDING: 47.75%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 8.81%
   3,195,756  AIM STIT-LIQUID ASSETS PORTFOLIO                                                                            3,195,756
   3,195,756  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                                3,195,756
   3,195,756  DREYFUS CASH MANAGEMENT FUND                                                                                3,195,756
   3,195,756  DWS MONEY MARKET SERIES INSTITUTIONAL                                                                       3,195,756
                                                                                                                         12,783,024
                                                                                                                     --------------

 PRINCIPAL
------------
COLLATERAL INVESTED IN OTHER ASSETS: 38.94%
$    230,325  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                               0.47        06/02/2009          230,316
     115,162  AMSTERDAM FUNDING CORPORATION++(p)                                            0.35        06/01/2009          115,160
     921,299  ANTALIS US FUNDING CORPORATION++(p)                                           0.35        06/10/2009          921,201
   3,003,896  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,003,944)                  0.19        06/01/2009        3,003,896
     287,906  BANK OF IRELAND                                                               0.40        06/02/2009          287,906
     287,906  BARTON CAPITAL CORPORATION++(p)                                               0.25        06/12/2009          287,880

                  Wells Fargo Advantage Master Portfolios 105


Portfolio of Investments--May 31, 2009

INFLATION-PROTECTED BOND PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    863,718  BARTON CAPITAL CORPORATION++                                                  0.30%       06/03/2009   $      863,689
     287,906  BNP PARIBAS (NEW YORK)                                                        0.28        06/08/2009          287,905
     863,718  BNP PARIBAS (NEW YORK)                                                        1.75        06/16/2009          864,329
     547,021  BRYANT BANK FUNDING LLC++(p)                                                  0.26        06/26/2009          546,915
     719,765  BRYANT BANK FUNDING LLC++(p)                                                  0.27        06/22/2009          719,641
      31,670  CALCASIEU PARISH LA+/-ss                                                      0.75        12/01/2027           31,670
      92,130  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                   0.75        06/01/2028           92,130
   1,151,624  CALYON (NEW YORK)                                                             0.25        06/22/2009        1,151,624
   1,151,624  CANCARA ASSET SECURITIZATION LIMITED++                                        0.40        06/15/2009        1,151,419
     690,974  CBA (DELAWARE) FINANCE INCORPORATED(p)                                        0.26        06/29/2009          690,825
     393,998  CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00        02/25/2008            6,501
      76,367  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                     1.10        10/01/2038           76,367
     143,953  COOK COUNTY IL+/-ss                                                           0.90        11/01/2030          143,953
     690,974  DANSKE BANK A/S COPENHAGEN                                                    0.38        06/01/2009          690,974
     489,440  DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                  2.00        12/15/2037          489,440
     342,608  DEUTSCHE BANK (NEW YORK)                                                      0.62        06/25/2009          342,687
   3,003,896  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY                   0.62        06/25/2009          342,687
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,003,941)                     0.18        06/01/2009        3,003,896
   1,036,462  DEXIA CREDIT LOCAL DE FRANCE SA                                               0.35        06/01/2009        1,036,462
     667,222  DNB NOR BANK ASA                                                              0.78        06/29/2009          667,489
     690,974  E.ON AG++                                                                     0.35        06/11/2009          690,894
     403,068  E.ON AG++                                                                     0.41        06/02/2009          403,055
     431,859  EBBETS FUNDING LLC++(p)                                                       0.50        06/02/2009          431,841
     201,534  EBBETS FUNDING LLC++(p)                                                       0.50        06/03/2009          201,523
     115,162  ELYSIAN FUNDING LLC++(p)                                                      0.50        06/02/2009          115,158
     259,115  ELYSIAN FUNDING LLC++(p)                                                      0.50        06/03/2009          259,101
   1,151,624  FAIRWAY FINANCE CORPORATION++(p)                                              0.25        06/22/2009        1,151,440
   1,094,043  FORTIS FUNDING LLC++                                                          0.23        06/01/2009        1,094,029
     345,487  GDF SUEZ++                                                                    0.28        06/18/2009          345,436
     863,718  GDF SUEZ++                                                                    0.30        06/19/2009          863,574
     431,859  GEMINI SECURITIZATION INCORPORATED++(p)                                       0.28        06/17/2009          431,799
     326,572  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY                   0.28        06/17/2009          431,799
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $326,577)                       0.17        06/01/2009          326,572
      86,372  GRAMPIAN FUNDING++(p)                                                         0.39        06/04/2009           86,367
     804,281  GRYPHON FUNDING LIMITED(a)(i)                                                 0.00        08/23/2009          253,509
      47,504  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                         2.10        11/01/2042           47,504
     233,204  HOUSTON TX UTILITY SYSTEM+/-ss                                                0.55        05/15/2034          233,204
      82,341  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                       0.35        07/01/2029           82,341
      57,581  INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                            0.75        01/01/2018           57,581
     575,812  INTESA FUNDING LLC                                                            0.25        06/01/2009          575,804
     316,697  IRISH LIFE & PERMANENT PLC++                                                  0.55        06/02/2009          316,682
     201,534  IRISH LIFE & PERMANENT PLC++                                                  0.60        06/03/2009          201,521
     287,906  IRISH LIFE & PERMANENT PLC++                                                  0.60        06/05/2009          287,877
     633,393  JPMORGAN CHASE FUNDING INCORPORATED++                                         0.25        06/02/2009          633,380
      86,372  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                        0.65        04/15/2025           86,372
     662,184  KBC BANK NV BRUSSELS                                                          0.35        06/01/2009          662,184
     633,393  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                                0.28        06/01/2009          633,383
     824,102  KITTY HAWK FUNDING CORPORATION++                                              0.26        06/25/2009          823,947
      83,378  KITTY HAWK FUNDING CORPORATION++                                              0.27        06/04/2009           83,374
   1,122,833  LIBERTY STREET FUNDING CORPORATION++(p)                                       0.26        06/22/2009        1,122,647
     414,585  LMA AMERICAS LLC++(p)                                                         0.29        06/23/2009          414,504
     719,765  MASSACHUSETTS HEFA+/-ss                                                       0.30        10/01/2034          719,765
     547,021  MATCHPOINT MASTER TRUST++                                                     0.30        06/16/2009          546,944
     575,812  MATCHPOINT MASTER TRUST++(p)                                                  0.30        06/26/2009          575,682
     115,162  MISSISSIPPI STATE GO+/-ss                                                     2.00        11/01/2028          115,162

                   106 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2009

INFLATION-PROTECTED BOND PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    921,299  MONT BLANC CAPITAL CORPORATION++(p)                                           0.30%       06/19/2009   $      921,146
      86,372  MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                     0.26        02/01/2036           86,372
   1,151,624  NATIONWIDE BUILDING SOCIETY++                                                 0.28        06/18/2009        1,151,454
     489,440  NATIXIS                                                                       0.28        06/04/2009          489,440
      57,581  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                      3.50        01/01/2018           57,581
     385,794  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                  0.30        06/17/2009          385,736
     287,906  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     0.30        06/22/2009          287,851
     108,569  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                  0.40        06/17/2009          108,548
     143,953  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                      0.44        01/01/2034          143,953
     863,718  OLD LINE FUNDING CORPORATION++(p)                                             0.30        06/04/2009          863,682
   1,151,624  PRUDENTIAL PLC++                                                              0.37        06/17/2009        1,151,411
   1,266,786  RABOBANK NEDERLAND NV (NEW YORK)                                              0.19        06/01/2009        1,266,786
     921,299  RANGER FUNDING CORPORATION++(p)                                               0.30        06/16/2009          921,169
     158,348  REGENCY MARKETS #1 LLC++(p)                                                   0.30        06/10/2009          158,334
     503,835  REGENCY MARKETS #1 LLC++(p)                                                   0.37        06/10/2009          503,779
     403,817  REGENCY MARKETS #1 LLC++(p)                                                   0.38        06/15/2009          403,749
     302,301  ROYAL BANK OF SCOTLAND (NEW YORK)                                             1.25        06/03/2009          302,335
     575,812  ROYAL BANK OF SCOTLAND PLC                                                    0.25        06/01/2009          575,812
     446,254  ROYAL BANK OF SCOTLAND PLC(p)                                                 0.35        06/01/2009          446,246
     690,974  SALISBURY RECEIVABLES COMPANY++(p)                                            0.25        06/22/2009          690,864
     273,511  SANPAOLO IMI US FINANCIAL COMPANY                                             0.29        06/01/2009          273,506
     518,231  SCALDIS CAPITAL LIMITED++(p)                                                  0.45        06/04/2009          518,198
     547,021  SCALDIS CAPITAL LIMITED++(p)                                                  0.45        06/05/2009          546,980
     418,183  SHEFFIELD RECEIVABLES CORPORATION++                                           0.30        06/02/2009          418,173
     431,859  SHEFFIELD RECEIVABLES CORPORATION++                                           0.30        06/05/2009          431,837
   1,209,205  SOCIETE GENERALE BANNON LLC                                                   0.32        06/25/2009        1,209,205
     863,718  STARBIRD FUNDING CORPORATION++(p)                                             0.30        06/15/2009          863,603
     863,718  STRAIGHT A FUNDING LLC++(p)                                                   0.28        06/24/2009          863,550
     275,497  SVENSKA HANDELSBANKEN (NEW YORK)                                              1.00        06/12/2009          275,572
     431,859  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                       0.25        06/03/2009          431,847
     719,765  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                       0.30        06/18/2009          719,651
   1,152,113  THUNDER BAY FUNDING INCORPORATED++                                            0.30        06/01/2009        1,152,094
   1,151,624  TULIP FUNDING CORPORATION++(p)                                                0.26        06/26/2009        1,151,399
     190,018  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                             0.35        07/01/2032          190,018
     547,021  UBS AG (STAMFORD CT)                                                          1.34        06/02/2009          547,069
     719,765  UBS FINANCE (DELAWARE) LLC                                                    0.20        06/01/2009          719,757
   1,209,205  UNICREDITO ITALIANO (NEW YORK)                                                0.45        06/30/2009        1,209,210
      86,372  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                             0.58        12/15/2040           86,372
     259,115  VERSAILLES CP LLC++(p)                                                        0.50        06/03/2009          259,101
     115,162  VERSAILLES CP LLC++(p)                                                        0.55        06/02/2009          115,157
     690,345  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.32        08/07/2008          289,945
     687,423  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.34        05/02/2008          288,718
   1,090,044  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.66        04/03/2008          457,816
                                                                                                                         56,513,457
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $70,491,369)                                                               69,296,481
                                                                                                                     --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 2.08%
   2,720,452  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                2,720,452
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 107


Portfolio of Investments--May 31, 2009

INFLATION-PROTECTED BOND PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
US TREASURY BILLS: 0.21%
$    300,000  US TREASURY BILL##                                                            0.11%       07/30/2009   $      299,938
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,020,400)                                                                            3,020,390
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $214,925,666)*                                                          148.12%                                $  214,961,370
OTHER ASSETS AND LIABILITIES, NET                                             (48.12)                                   (69,832,134)
                                                                              ------                                 --------------
TOTAL NET ASSETS                                                              100.00%                                $  145,129,236
                                                                              ------                                 --------------

----------
& U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed Commercial Paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $2,720,452.

##   Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is $215,428,285 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 3,326,157
Gross unrealized depreciation                 (3,793,072)
                                             -----------
Net unrealized appreciation (depreciation)   $  (466,915)

The accompanying notes are an integral part of these financial statements.

                   108 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2009

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
AGENCY SECURITIES: 26.95%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 8.60%
$ 25,000,000  FHLMC%%                                                                       4.50%       06/15/2024   $   25,562,500
   3,984,222  FHLMC #1G0157<<+/-                                                            4.44        03/01/2035        4,066,496
      10,412  FHLMC #410425+/-                                                              5.13        09/01/2026           10,609
       5,533  FHLMC #410464+/-                                                              5.13        11/01/2026            5,548
      71,068  FHLMC #606279+/-                                                              4.26        02/01/2015           72,287
      34,480  FHLMC #846367+/-                                                              5.04        04/01/2029           34,864
   1,048,573  FHLMC #A15838                                                                 5.50        12/01/2033        1,088,157
   2,042,011  FHLMC #A16678                                                                 5.50        12/01/2033        2,119,097
   7,852,652  FHLMC #E01653<<                                                               4.50        06/01/2019        8,079,183
     703,355  FHLMC #E90248                                                                 6.00        06/01/2017          742,229
     632,435  FHLMC #E90573                                                                 6.00        07/01/2017          667,389
                                                                                                                         42,448,359
                                                                                                                     --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 16.59%
  32,340,000  FNMA%%                                                                        5.50        05/25/2039       33,431,475
      10,454  FNMA #342042+/-                                                               3.55        06/01/2025           10,440
       1,211  FNMA #344689+/-                                                               3.08        11/01/2025            1,211
      23,453  FNMA #344692+/-                                                               4.12        10/01/2025           23,531
      38,154  FNMA #347712+/-                                                               5.13        06/01/2026           38,076
   4,423,676  FNMA #386890                                                                  3.99        04/01/2011        4,544,957
     232,063  FNMA #557072+/-                                                               2.91        06/01/2040          229,823
     763,596  FNMA #656566                                                                  5.50        04/01/2018          797,686
   2,069,029  FNMA #678939                                                                  5.50        02/01/2018        2,161,398
     290,647  FNMA #701350                                                                  5.50        04/01/2018          303,623
   2,348,977  FNMA #725772                                                                  5.00        09/01/2034        2,407,725
   1,488,962  FNMA #731996+/-                                                               3.75        09/01/2033        1,513,125
   1,494,524  FNMA #739757+/-                                                               3.99        08/01/2033        1,523,504
   1,314,385  FNMA #741458+/-                                                               3.92        10/01/2033        1,316,276
     458,194  FNMA #783245+/-                                                               2.71        04/01/2034          453,228
   1,410,464  FNMA #783251+/-                                                               2.71        04/01/2044        1,395,169
   5,359,533  FNMA #789463<<+/-                                                             4.31        06/01/2034        5,492,923
   3,034,084  FNMA #834933<<+/-                                                             5.04        07/01/2035        3,124,546
   5,000,000  FNMA #874331                                                                  5.07        02/01/2037        5,283,425
     998,923  FNMA #874479<<                                                                5.19        04/01/2017        1,057,518
   5,702,700  FNMA #874542                                                                  5.37        06/01/2017        6,094,770
   5,885,738  FNMA #880156                                                                  5.50        02/01/2036        6,076,412
   3,309,141  FNMA #901922+/-                                                               5.77        10/01/2036        3,463,972
   1,104,831  FNMA #AA3274                                                                  5.50        02/01/2039        1,143,386
                                                                                                                         81,888,199
                                                                                                                     --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 1.76%
   3,000,000  GNMA%%                                                                        5.46        06/01/2039        3,087,300
   4,000,000  GNMA%%                                                                        5.65        06/01/2039        4,130,000
     120,396  GNMA #345066                                                                  6.50        10/15/2023          127,674
      72,442  GNMA #346960                                                                  6.50        12/15/2023           76,822
      75,822  GNMA #354692                                                                  6.50        11/15/2023           80,405
     152,241  GNMA #361398                                                                  6.50        01/15/2024          161,975
      98,800  GNMA #366641                                                                  6.50        11/15/2023          104,773
      74,319  GNMA #473918                                                                  7.00        04/15/2028           80,994
     411,857  GNMA #531436                                                                  7.00        06/15/2042          423,259
       8,713  GNMA #531965                                                                  7.72        12/15/2041            9,311
     351,697  GNMA #780626                                                                  7.00        08/15/2027          376,822
                                                                                                                          8,659,335
                                                                                                                     --------------
TOTAL AGENCY SECURITIES (COST $130,220,863)                                                                             132,995,893
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 109


Portfolio of Investments--May 31, 2009

MANAGED FIXED INCOME PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
ASSET BACKED SECURITIES: 6.51%
$  2,935,849  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                           6.60%       02/25/2032   $    2,030,800
   3,500,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES SERIES 2007-2 CLASS A6               6.27        06/25/2037        2,571,478
   5,000,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-A CLASS A3+/-                      1.18        10/25/2025        4,778,318
   3,813,195  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S4 CLASS A6+/-              5.83        07/25/2034        1,675,961
   1,530,172  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-S2 CLASS A6+/-              5.78        05/25/2037          518,871
   1,228,480  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-G CLASS2A+/-                   0.57        12/15/2035          474,295
   2,310,000  CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                            4.64        06/15/2035        2,252,250
     424,263  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE1 CLASS A1VN+/-            0.53        08/25/2035          161,841
   1,036,812  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8+/-                    6.86        07/15/2029          883,575
     257,605  GSAMP TRUST SERIES 2005-SEA1 CLASS A+++/-(i)                                  0.65        04/25/2035          220,973
   2,422,715  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
                 CLASS A1+/-                                                                0.59        01/20/2035        1,494,219
   1,325,000  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-2 CLASS A4+/-                    0.62        07/20/2036          395,208
   2,000,000  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-3 CLASS A3+/-                    1.47        11/20/2036          991,948
   3,800,000  KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-                        1.38        11/25/2036        1,792,840
   3,270,000  KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-                         1.55        06/27/2025        2,622,548
   5,000,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS AIO(c)             6.00        08/25/2011          475,800
   2,457,652  RAAC SERIES 2007-RP4 CLASS A+++/-(i)                                          0.66        06/25/2037        1,515,425
   2,936,413  SLM STUDENT LOAN TRUST SERIES 2003-1 CLASS A5B+++/-                           1.77        12/15/2032        2,750,136
   4,000,000  SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                              1.37        09/15/2020        3,643,280
   1,287,040  TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1+++/-                          4.50        02/28/2036          240,450
   1,834,520  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2007-HE2A
                 CLASS A+++/-(l)                                                            0.57        07/25/2037          636,487
TOTAL ASSET BACKED SECURITIES (COST $48,559,082)                                                                         32,126,703
                                                                                                                     --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 19.46%
   4,361,423  ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-                     0.52        06/25/2037        2,052,041
   4,000,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-6
                 CLASS A4+/-                                                                5.18        09/10/2047        3,538,939
   3,400,000  CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-CD1
                 CLASS A4+/-                                                                5.23        07/15/2044        3,001,774
   3,000,000  CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES 2007-CD4
                 CLASS ASB                                                                  5.28        12/11/2049        2,576,720
   1,541,233  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-                2.76        08/25/2035          910,685
   1,510,578  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++(i)                           6.50        11/25/2034        1,490,859
   3,653,612  COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+++/-                         0.88        03/25/2035        1,928,348
   2,973,527  COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+++/-                           0.92        09/25/2035        1,912,644
   2,092,900  COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-                           0.51        04/25/2036          762,903
   1,635,445  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2004-AR5 CLASS 10A1+/-                                                     3.56        05/01/2034        1,053,622
   4,500,000  CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATION SERIES 2007-C1 CLASS
                 AAB                                                                        5.34        02/15/2040        3,624,170
   3,225,000  FANNIE MAE-ACES SERIES 2006-M2 CLASS A2F+/-                                   5.26        05/25/2020        3,335,562
   2,990,916  FHLMC SERIES 2416 CLASS PE                                                    6.00        10/15/2021        3,134,417
     240,724  FHLMC SERIES 2439 CLASS LG                                                    6.00        09/15/2030          242,004
     674,940  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-20 CLASS A6                 7.99        09/25/2029          673,224
   2,206,976  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A                 7.50        09/25/2043        2,364,223
     491,356  FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                                    7.00        12/25/2041          536,883
   2,346,116  FNMA GRANTOR TRUST SERIES 2004-T2 CLASS 1A1                                   6.00        11/25/2034        2,420,899
   3,107,031  FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                                    6.00        02/25/2044        3,252,673
       7,539  FNMA SERIES 1988-5 CLASS Z                                                    9.20        03/25/2018            8,023
   1,033,269  FNMA SERIES 2002-90 CLASS A2                                                  6.50        11/25/2042        1,065,712
   2,229,486  FNMA SERIES 2003-86 CLASS PT                                                  4.50        09/25/2018        2,327,285
   4,016,510  FNMA SERIES 2003-97 CLASS CA                                                  5.00        10/25/2018        4,230,777
     810,191  FNMA SERIES 2003-W4 CLASS 3A                                                  7.00        10/25/2042          885,261
     499,771  FNMA SERIES 2004-W1 CLASS 2A2                                                 7.00        12/25/2033          541,159
   4,677,411  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                                       6.25        05/25/2042        4,982,904
   2,705,494  FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                                     7.00        05/25/2044        2,956,175
   1,409,840  FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                                       7.50        06/25/2044        1,547,740
  10,685,552  GNMA SERIES 2003-38 CLASS JC+/-                                               7.00        08/16/2042       11,822,546
      58,597  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                   0.67        01/19/2035           24,438

                   110 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2009

MANAGED FIXED INCOME PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  2,720,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2006-LDP7 CLASS ASB+/-                                                 5.88%       04/15/2045   $    2,582,070
     356,769  LEHMAN BROTHERS SMALL BALANCE COMMERCIAL SERIES 2006-1A
                 CLASS 3A1+++/-                                                             5.68        04/25/2031          337,949
   3,384,864  LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                                     6.29        05/25/2037        1,611,678
   2,886,717  LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-(i)                                 0.63        05/25/2037          687,039
      40,877  LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                                 9.95        08/01/2017           44,250
   2,200,000  MERRILL LYNCH MORTGAGE TRUST+/-                                               5.76        08/12/2043        2,047,769
   2,279,723  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2
                 CLASS A1+++/-(i)                                                           6.50        10/25/2034        1,908,140
     880,836  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                                  0.72        10/20/2027          739,748
     335,307  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                 2003-P10A CLASS 1                                                          4.52        02/10/2013          342,442
   1,136,980  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                 2006-20H CLASS 1                                                           5.70        08/01/2026        1,213,374
   2,761,499  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                 2006-P10A CLASS 1                                                          5.41        02/10/2016        2,890,136
   2,982,211  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1
                 CLASS A1+++/-                                                              0.59        05/25/2047        1,389,991
   4,000,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C16
                 CLASS A4+/-(l)                                                             4.85        10/15/2041        3,578,934
   3,280,175  WASHINGTON MUTUAL COMMERCIAL MORTGAGE SECURITIES TRUST SERIES
                 2007-SL3 CLASS A1+++/-                                                     6.12        03/23/2045        2,673,610
   1,149,115  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                 2005-AR6 CLASS 2A1A+/-                                                     0.54        04/25/2045          554,377
   4,338,268  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                 2005-C3 CLASS A4+/-                                                        3.25        07/25/2047        1,603,511
   2,712,418  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                 2006-AR13 CLASS 1A+/-                                                      2.32        10/25/2046          956,298
   2,534,873  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                 2006-AR3 CLASS A1A+/-                                                      2.44        02/25/2046        1,021,592
   1,876,949  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                 2006-AR4 CLASS DA+/-                                                       2.41        06/25/2046          628,158
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $119,823,598)                                                            96,015,676
                                                                                                                     --------------
CORPORATE BONDS & NOTES: 28.38%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.11%
    675,000   PHILLIPS-VAN HEUSEN                                                           7.75        11/15/2023          523,167
                                                                                                                     --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.48%
   2,500,000  RYDER SYSTEM INCORPORATED SERIES MTN                                          5.85        03/01/2014        2,361,258
                                                                                                                     --------------
BUSINESS SERVICES: 0.95%
   1,000,000  FISERV INCORPORATED                                                           6.13        11/20/2012        1,021,566
     375,000  IRON MOUNTAIN INCORPORATED                                                    8.63        04/01/2013          375,000
   1,000,000  NCR CORPORATION                                                               7.13        06/15/2009        1,001,213
     150,000  SUNGARD DATA SYSTEMS INCORPORATED                                             4.88        01/15/2014          135,000
   2,120,000  THOMPSON CORPORATION                                                          6.20        01/05/2012        2,144,783
                                                                                                                          4,677,562
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 0.38%
     794,000  OLIN CORPORATION                                                              6.75        06/15/2016          764,328
   1,500,000  VALSPAR CORPORATION                                                           5.10        08/01/2015        1,120,397
                                                                                                                          1,884,725
                                                                                                                     --------------
COMMUNICATIONS: 0.23%
   1,000,000  COX COMMUNICATIONS INCORPORATED                                               4.63        01/15/2010        1,004,424
     150,000  L-3 COMMUNICATIONS CORPORATION                                                6.38        10/15/2015          136,500
                                                                                                                          1,140,924
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 7.06%
   4,400,000  ASSOCIATED BANCORP                                                            6.75        08/15/2011        4,109,103
   2,100,000  BAC CAPITAL TRUST XIV<<+/-                                                    5.63        12/31/2049          968,302
   6,839,000  BANK AMERICA CAPITAL III+/-                                                   1.70        01/15/2027        2,224,015
   2,000,000  BB&T CAPITAL TRUST IV+/-                                                      6.82        06/12/2049        1,383,066
   1,000,000  BNP PARIBAS CAPITAL TRUST+++/-                                                9.00        12/30/2049          607,881
   2,000,000  CHASE CAPITAL VI+/-                                                           1.65        08/01/2028          922,678

                   Wells Fargo Advantage Master Portfolios 111


Portfolio of Investments--May 31, 2009

MANAGED FIXED INCOME PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
DEPOSITORY INSTITUTIONS (continued)
$  1,685,000  CITIGROUP INCORPORATED                                                        6.13%       11/21/2017   $    1,510,328
   4,000,000  CITY NATIONAL BANK                                                            6.75        09/01/2011        3,898,056
   1,978,000  COLONIAL BANK NA MONTGOMERY AL<<                                              6.38        12/01/2015          536,279
     750,000  CORESTATES CAPITAL TRUST II+++/-                                              1.78        01/15/2027          425,986
   1,250,000  DEUTSCHE BANK CAPITAL FUNDING TRUST VII<<+++/-                                5.63        12/31/2049          807,050
   2,500,000  EUROPEAN INVESTMENT BANK                                                      3.13        06/04/2014        2,505,400
     500,000  FIRST CITIZENS BANCORP++(i)                                                   6.80        04/01/2015          441,216
     122,000  GMAC LLC+++/-                                                                 3.46        12/01/2014           91,500
   2,100,000  HSBC CAPITAL FUNDING LP+++/-                                                  4.61        12/29/2049        1,413,367
   1,000,000  JPMORGAN CHASE CAPITAL XVIII                                                  6.95        08/17/2036          792,661
   2,900,000  NATIONAL CAPITAL COMMERCE INCORPORATED+/-                                     2.19        04/01/2027        1,172,949
     500,000  NATIONAL CITY BANK CLEVELAND OH+/-                                            1.65        06/07/2017          340,176
     450,000  NTC CAPITAL TRUST SERIES A+/-                                                 1.65        01/15/2027          231,682
   2,500,000  PNC FUNDING CORPORATION                                                       7.50        11/01/2009        2,547,293
   1,625,000  RABOBANK CAPITAL FUNDING II+++/-                                              5.26        12/29/2049        1,251,250
   3,820,000  ROYAL BANK OF SCOTLAND GROUP PLC++                                            2.63        05/11/2012        3,859,946
   2,875,000  TCF NATIONAL BANK+/-                                                          5.00        06/15/2014        1,730,031
   1,950,000  UBS PREFERRED FUNDING TRUST V SERIES 1+/-                                     6.24        05/15/2049        1,092,000
                                                                                                                         34,862,215
                                                                                                                     --------------
EDUCATIONAL SERVICES: 0.66%
   2,235,000  MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                         7.25        11/02/2049        2,247,165
   1,000,000  PEPPERDINE UNIVERSITY                                                         5.45        08/01/2019          997,300
                                                                                                                          3,244,465
                                                                                                                     --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.98%
   1,000,000  CENTRAL MAINE POWER COMPANY++                                                 5.70        06/01/2019        1,013,910
   1,000,000  CONNECTICUT LIGHT & POWER                                                     5.38        03/01/2017        1,003,550
   2,600,000  DUKE ENERGY FIELD SERVICES LLC                                                7.88        08/16/2010        2,658,945
   2,619,183  GREAT RIVER ENERGY++                                                          5.83        07/01/2017        2,619,707
     750,000  NGPL PIPECO LLC++                                                             6.51        12/15/2012          749,649
   1,365,000  PEOPLES ENERGY CORPORATION                                                    6.90        01/15/2011        1,393,366
     375,000  QUICKSILVER RESOURCES INCORPORATED                                            7.75        08/01/2015          313,125
                                                                                                                          9,752,252
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 1.17%
   1,330,000  BAE SYSTEMS HOLDINGS INCORPORATED++                                           6.40        12/15/2011        1,400,449
     350,000  JABIL CIRCUIT INCORPORATED                                                    8.25        03/15/2018          323,750
   2,500,000  METTLER TOLEDO INTERNATIONAL INCORPORATED                                     4.85        11/15/2010        2,469,148
     275,000  MOOG INCORPORATED<<                                                           6.25        01/15/2015          254,375
   1,656,629  TENASKA ALABAMA II PARTNERS LP++                                              7.00        06/30/2021        1,340,844
                                                                                                                          5,788,566
                                                                                                                     --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.10%
     525,000  VALMONT INDUSTRIES INCORPORATED<<                                             6.88        05/01/2014          500,063
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 0.64%
     700,000  KELLOGG COMPANY                                                               4.45        05/30/2016          694,121
   1,600,000  KRAFT FOODS INCORPORATED                                                      6.25        06/01/2012        1,735,755
     750,000  MCCORMICK & COMPANY                                                           5.76        12/15/2017          722,375
                                                                                                                          3,152,251
                                                                                                                     --------------
FURNITURE & FIXTURES: 0.29%
   1,450,000  STEELCASE INCORPORATED                                                        6.50        08/15/2011        1,419,927
                                                                                                                     --------------

                   112 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2009

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
HEALTH SERVICES: 1.19%
$  3,650,000  AMERICAN ASSOCIATION OF RETIRED PERSONS++                                     7.50%       05/01/2031   $    3,798,577
   2,000,000  SCHERING-PLOUGH CORPORATION                                                   6.00        09/15/2017        2,063,340
                                                                                                                          5,861,917
                                                                                                                     --------------
HOLDING & OTHER INVESTMENT OFFICES: 1.46%
     400,000  LIBERTY PROPERTY LP<<                                                         6.63        10/01/2017          319,860
   3,008,000  MANUFACTURERS & TRADERS TRUST COMPANY+/-                                      5.59        12/28/2020        2,039,277
   1,750,000  NATIONAL CITY BANK OF COLUMBUS SERIES 4                                       7.25        07/15/2010        1,806,450
     250,000  NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                                    6.30        02/15/2011          245,824
   1,275,000  REALTY INCOME CORPORATION                                                     6.75        08/15/2019        1,105,788
   2,500,000  TOLL ROAD INVESTMENT PARTNERSHIP II LP++##                                    6.94        02/15/2015        1,693,900
                                                                                                                          7,211,099
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.58%
   1,100,000  ACTUANT CORPORATION                                                           6.88        06/15/2017          984,500
   1,425,000  BLACK & DECKER                                                                5.75        11/15/2016        1,259,466
     150,000  SCIENTIFIC GAMES CORPORATION                                                  6.25        12/15/2012          138,000
     625,000  UNISYS CORPORATION<<                                                          6.88        03/15/2010          496,875
                                                                                                                          2,878,841
                                                                                                                     --------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.04%
   1,520,000  AEGON NV                                                                      4.75        06/01/2013        1,257,458
   1,800,000  ALLSTATE FINANCIAL GLOBAL FUNDING++                                           6.50        06/14/2011        1,866,352
   2,670,000  NLV FINANCIAL CORPORATION++                                                   7.50        08/15/2033        2,003,306
                                                                                                                          5,127,116
                                                                                                                     --------------
INSURANCE CARRIERS: 3.90%
   2,675,000  BLUE CROSS & BLUE SHIELD OF FLORIDA++                                         8.25        11/15/2011        2,843,113
   1,385,000  LIBERTY MUTUAL++                                                              4.88        02/01/2010        1,321,593
     750,000  LINCOLN NATIONAL CORPORATION                                                  6.20        12/15/2011          686,078
   1,700,000  METLIFE GLOBAL FUNDING++                                                      5.13        11/09/2011        1,738,910
   4,450,000  MINNESOTA LIFE INSURANCE COMPANY++                                            8.25        09/15/2025        3,595,693
   2,730,000  MONUMENTAL GLOBAL FUNDING II++                                                4.63        03/15/2010        2,660,227
   2,900,000  NEW YORK LIFE GLOBAL FUNDING++                                                5.38        09/15/2013        2,913,845
   2,145,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                             6.25        02/15/2012        2,164,110
   1,415,000  WR BERKLEY CORPORATION                                                        5.13        09/30/2010        1,339,600
                                                                                                                         19,263,169
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 0.11%
     589,000  BIO-RAD LABORATORIES INCORPORATED                                             6.13        12/15/2014          541,880
                                                                                                                     --------------
MISCELLANEOUS RETAIL: 0.09%
     545,000  LAMAR MEDIA CORPORATION<<                                                     6.63        08/15/2015          463,250
                                                                                                                     --------------
MOTION PICTURES: 1.37%
   3,000,000  TIME WARNER INCORPORATED                                                      6.75        04/15/2011        3,142,209
   2,500,000  TIME WARNER INCORPORATED                                                      6.20        07/01/2013        2,611,375
     985,000  VIACOM INCORPORATED                                                           7.70        07/30/2010        1,006,522
                                                                                                                          6,760,106
                                                                                                                     --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.72%
   2,750,000  FORD MOTOR CREDIT COMPANY                                                     7.38        10/28/2009        2,682,174
   1,450,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                       1.40        05/05/2026          891,765
                                                                                                                          3,573,939
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 113


Portfolio of Investments--May 31, 2009

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
OIL & GAS EXTRACTION: 0.66%
$  1,350,000  CHESAPEAKE ENERGY CORPORATION<<                                               7.50%       06/15/2014   $    1,248,750
     650,000  EQT CORPORATION<<                                                             8.13        06/01/2019          670,521
     400,000  MARKWEST ENERGY PARTNERS/FINANCE CORPORATION                                  6.88        11/01/2014          328,000
     660,000  PARKER DRILLING COMPANY                                                       9.63        10/01/2013          577,500
     440,000  RANGE RESOURCES CORPORATION                                                   7.38        07/15/2013          429,000
                                                                                                                          3,253,771
                                                                                                                     --------------
PERSONAL SERVICES: 0.08%
     400,000  SERVICES CORPORATE INTERNATIONAL                                              7.38        10/01/2014          385,000
                                                                                                                     --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.43%
   2,000,000  CONOCOPHILLIPS<<                                                              4.60        01/15/2015        2,043,618
     100,000  TESORO CORPORATION                                                            6.63        11/01/2015           85,125
                                                                                                                          2,128,743
                                                                                                                     --------------
PRIMARY METAL INDUSTRIES: 0.10%
     175,000  CENTURY ALUMINUM COMPANY                                                      7.50        08/15/2014          117,688
     100,000  INTERNATIONAL STEEL GROUP                                                     6.50        04/15/2014           91,963
     295,000  STEEL DYNAMICS                                                                7.38        11/01/2012          271,400
                                                                                                                            481,051
                                                                                                                     --------------
RAILROAD TRANSPORTATION: 0.26%
   1,150,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                      8.13        04/15/2020        1,296,760
                                                                                                                     --------------
REAL ESTATE: 0.43%
   1,300,000  HOUSING URBAN DEVELOPMENT SERIES 04-A                                         5.08        08/01/2013        1,421,508
     500,000  REALTY INCOME CORPORATION                                                     5.50        11/15/2015          390,312
     500,000  ROUSE COMPANY<<+/-####                                                        5.38        11/26/2013          311,250
                                                                                                                          2,123,070
                                                                                                                     --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.45%
     800,000  PROLOGIS TRUST                                                                5.25        11/15/2010          759,812
   1,500,000  SIMON PROPERTY GROUP LP                                                       5.75        05/01/2012        1,461,234
                                                                                                                          2,221,046
                                                                                                                     --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.58%
   1,250,000  CHARLES SCHWAB CORPORATION                                                    6.38        09/01/2017        1,097,783
   1,500,000  GOLDMAN SACHS CAPITAL II+/-                                                   5.79        12/29/2049          870,236
     500,000  MERRILL LYNCH & COMPANY                                                       6.05        08/15/2012          486,013
     500,000  MERRILL LYNCH & COMPANY                                                       6.05        05/16/2016          435,898
                                                                                                                          2,889,930
                                                                                                                     --------------
SOCIAL SERVICES: 0.02%
     100,000  SERVICE CORPORATION INTERNATIONAL                                             7.88        02/01/2013           95,500
                                                                                                                     --------------
TRANSPORTATION BY AIR: 0.49%
   2,506,104  FEDEX CORPORATION SERIES 97-B                                                 7.52        01/15/2018        2,406,978
                                                                                                                     --------------
TRANSPORTATION EQUIPMENT: 0.17%
     860,000  NAVISTAR INTERNATIONAL CORPORATION(i)                                         7.50        06/15/2011          834,200
                                                                                                                     --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.10%
     525,000  STEWART ENTERPRISES                                                           6.25        02/15/2013          475,125
                                                                                                                     --------------
WHOLESALE TRADE-DURABLE GOODS: 0.10%
     500,000  ACE HARDWARE CORPORATION++                                                    9.13        06/01/2016          475,000
                                                                                                                     --------------
TOTAL CORPORATE BONDS & NOTES (COST $161,605,055)                                                                       140,054,066
                                                                                                                     --------------

                   114 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2009

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
FOREIGN CORPORATE BONDS: 1.62%
$  2,000,000  BARCLAYS BANK PLC+++/-                                                        5.93%       12/15/2016   $    1,089,960
   1,500,000  BP CAPITAL MARKETS PLC                                                        3.63        05/08/2014        1,479,905
     200,000  ISPAT INLAND INCORPORATED                                                     9.75        04/01/2014          198,457
   1,100,000  PEARSON PLC (UK) PRIVATE PLACEMENT++                                          7.00        06/15/2011        1,129,009
   1,500,000  RABOBANK NEDERLAND                                                            4.20        05/13/2014        1,503,090
   2,500,000  SABMILLER PLC++                                                               6.20        07/01/2011        2,570,348
TOTAL FOREIGN CORPORATE BONDS (COST $8,837,443)                                                                           7,970,769
                                                                                                                     --------------
MUNICIPAL BONDS & NOTES: 11.03%
   1,000,000  CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE LOC)                        4.88        01/01/2015        1,053,300
   1,000,000  CITY OF CHICAGO IL TAXABLE SERIES D (MBIA INSURED)                            5.44        01/01/2024          992,360
   1,600,000  CITY OF EL PASO TX (OTHER REVENUE)%%                                          3.61        08/15/2014        1,615,040
   1,500,000  COMMONWEALTH OF MASSACHUSETTS                                                 3.25        07/01/2014        1,516,065
   2,500,000  DUKE UNIVERSITY TAXABLE SERIES A (GO OF UNIVERSITY)                           5.85        04/01/2037        2,506,625
   4,030,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING REVENUE
                 (FSA INSURED)                                                              7.40        12/01/2025        4,179,835
   1,885,000  INDIANA BOND BANK STATE REVENUE SCHOOL SEVERANCE FUND 8-A (FGIC
                 INSURED)                                                                   4.73        01/15/2014        1,947,846
   1,075,000  INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY SERIES A-2
                 (SFMR)                                                                     5.51        01/01/2039        1,020,283
   4,540,000  INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY SFMR SERIES D-2
                 (HOUSING REVENUE, GNMA/FNMA INSURED)                                       5.41        07/01/2038        3,492,032
     440,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                         5.21        01/01/2014          453,539
     855,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                         5.75        07/01/2037          843,834
     880,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES J                         5.92        07/01/2034          878,874
   2,210,000  LOYOLA UNIVERSITY ILLINOIS SERIES C REVENUE BONDS                             4.80        07/01/2013        2,289,892
     800,000  MARICOPA COUNTY ELEMENTARY SCHOOL DISTRICT NO 28-KYRENE ELEMENTARY AZ         5.38        07/01/2019          817,112
   1,760,000  MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING FINANCE
                 SERIES H                                                                   5.85        07/01/2036        1,799,864
   4,055,000  MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING FINANCE
                 SERIES J                                                                   6.13        07/01/2038        4,034,401
   1,500,000  OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPECIAL DISTRICT EXCISE TAX
                 REVENUE SERIES A                                                           8.25        03/01/2035        1,334,385
   4,000,000  OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE REVENUE SERIES K       5.97        03/01/2029        3,973,400
   2,120,000  OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE REVENUE SERIES O
                 (GNMA/FNMA INSURED)                                                        5.47        09/01/2025        2,090,829
   2,355,000  PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 93C                           5.84        04/01/2037        2,349,372
   1,830,000  STATE OF NEW HAMPSHIRE HFA SFMR SERIES D                                      5.53        07/01/2037        1,800,464
   6,163,941  STATE OF TEXAS BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED
                 SERIES 2005-4 CLASS A5+/-ss(i)                                             4.91        12/01/2040        6,200,925
     910,000  VIRGINIA PUBLIC BUILDING AUTHORITY VA%%                                       4.95        08/01/2018        1,046,609
     635,000  VIRGINIA PUBLIC BUILDING AUTHORITY VA%%                                       5.30        08/01/2021          745,744
   3,665,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME OWNERSHIP
                 REVENUE SERIES D                                                           5.81        03/01/2037        3,622,816
   1,845,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME OWNERSHIP
                 REVENUE SERIES F                                                           5.73        09/01/2037        1,843,672
TOTAL MUNICIPAL BONDS & NOTES (COST $55,233,853)                                                                         54,449,118
                                                                                                                     --------------
TERM LOANS: 0.77%
     414,555  ARAMARK CORPORATION TERM LOAN B                                               3.10        01/26/2014          375,517
      26,337  ARAMARK CORPORATION TERM LOAN C                                               2.03        01/26/2014           23,856
      22,500  BOSTON SCIENTIFIC CORPORATION TERM LOAN                                       2.06        04/21/2011           19,575
     675,000  BSC INTERNATIONAL HOLDING TERM LOAN+/-                                        6.32        04/21/2011          634,500

                   Wells Fargo Advantage Master Portfolios 115


Portfolio of Investments--May 31, 2009

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
TERM LOANS (continued)
$  1,477,500  FLEXTRONICS INTERNATIONAL TERM LOAN                                           3.69%       10/01/2012   $    1,263,263
     434,110  GEORGIA-PACIFIC CORPORATION 1ST LIEN TERM LOAN B+/-                           2.43        12/20/2012          401,348
   1,270,962  OSHKOSH TRUCK CORPORATION TERM LOAN                                           7.15        12/06/2013        1,105,737
TOTAL TERM LOANS (COST $4,312,852)                                                                                        3,823,796
                                                                                                                     --------------
US TREASURY SECURITIES: 3.29%
US TREASURY BONDS: 3.29%
   6,300,000  US TREASURY BOND<<                                                            5.50        08/15/2028        7,240,080
   6,100,000  US TREASURY BOND - INFLATION PROTECTED<<&                                     3.38        04/15/2032        8,999,748
                                                                                                                         16,239,828
                                                                                                                     --------------
TOTAL US TREASURY SECURITIES (COST $15,571,882)                                                                          16,239,828
                                                                                                                     --------------

   SHARES
------------
COLLATERAL FOR SECURITIES LENDING: 8.81%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.63%
   2,013,472  AIM STIT-LIQUID ASSETS PORTFOLIO                                                                            2,013,472
   2,013,472  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                                2,013,472
   2,013,472  DREYFUS CASH MANAGEMENT FUND                                                                                2,013,472
   2,013,471  DWS MONEY MARKET SERIES INSTITUTIONAL                                                                       2,013,471
                                                                                                                          8,053,887
                                                                                                                     --------------

  PRINCIPAL
------------
COLLATERAL INVESTED IN OTHER ASSETS: 7.18%
$    145,115  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                               0.47        06/02/2009          145,109
      72,558  AMSTERDAM FUNDING CORPORATION++(p)                                            0.35        06/01/2009           72,556
     580,460  ANTALIS US FUNDING CORPORATION++(p)                                           0.35        06/10/2009          580,398
   1,892,591  BANK OF AMERICA REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                 (MATURITY VALUE $1,892,621)                                                0.19        06/01/2009        1,892,591
     181,394  BANK OF IRELAND                                                               0.40        06/02/2009          181,394
     544,181  BARTON CAPITAL CORPORATION++(p)                                               0.30        06/03/2009          544,163
     181,394  BARTON CAPITAL CORPORATION++                                                  0.25        06/12/2009          181,377
     181,394  BNP PARIBAS (NEW YORK)                                                        0.28        06/08/2009          181,393
     544,181  BNP PARIBAS (NEW YORK)                                                        1.75        06/16/2009          544,566
     453,485  BRYANT BANK FUNDING LLC++(p)                                                  0.27        06/22/2009          453,406
     344,648  BRYANT BANK FUNDING LLC++(p)                                                  0.26        06/26/2009          344,581
      19,953  CALCASIEU PARISH LA+/-ss                                                      0.75        12/01/2027           19,953
      58,046  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                   0.75        06/01/2028           58,046
     725,575  CALYON (NEW YORK)                                                             0.25        06/22/2009          725,575
     725,575  CANCARA ASSET SECURITIZATION LIMITED++                                        0.40        06/15/2009          725,446
     435,345  CBA (DELAWARE) FINANCE INCORPORATED(p)                                        0.26        06/29/2009          435,251
     191,828  CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00        02/25/2008            3,165
      48,115  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                     1.10        10/01/2038           48,115
      90,697  COOK COUNTY IL+/-ss                                                           0.90        11/01/2030           90,697
     435,345  DANSKE BANK A/S COPENHAGEN                                                    0.38        06/01/2009          435,345
     308,370  DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                  2.00        12/15/2037          308,370
     215,859  DEUTSCHE BANK (NEW YORK)                                                      0.62        06/25/2009          215,908
   1,892,591  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,892,619)                     0.18        06/01/2009        1,892,591
     653,018  DEXIA CREDIT LOCAL DE FRANCE SA                                               0.35        06/01/2009          653,018
     420,380  DNB NOR BANK ASA                                                              0.78        06/29/2009          420,548
     253,951  E.ON AG++                                                                     0.41        06/02/2009          253,943

                   116 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2009

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    435,345  E.ON AG++                                                                     0.35%       06/11/2009   $      435,294
     272,091  EBBETS FUNDING LLC++(p)                                                       0.50        06/02/2009          272,079
     126,976  EBBETS FUNDING LLC++(p)                                                       0.50        06/03/2009          126,969
      72,558  ELYSIAN FUNDING LLC++(p)                                                      0.50        06/02/2009           72,555
     163,254  ELYSIAN FUNDING LLC++(p)                                                      0.50        06/03/2009          163,245
     725,575  FAIRWAY FINANCE CORPORATION++(p)                                              0.25        06/22/2009          725,459
     689,297  FORTIS FUNDING LLC++                                                          0.23        06/01/2009          689,288
     217,673  GDF SUEZ++                                                                    0.28        06/18/2009          217,640
     544,181  GDF SUEZ++                                                                    0.30        06/19/2009          544,091
     272,091  GEMINI SECURITIZATION INCORPORATED++(p)                                       0.28        06/17/2009          272,053
     205,755  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $205,758)                                0.17        06/01/2009          205,755
      54,418  GRAMPIAN FUNDING++(p)                                                         0.39        06/04/2009           54,415
     391,586  GRYPHON FUNDING LIMITED(a)(i)                                                 0.00        08/23/2009          123,428
      29,930  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                         2.10        11/01/2042           29,930
     146,929  HOUSTON TX UTILITY SYSTEM+/-ss                                                0.55        05/15/2034          146,929
      51,879  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                       0.35        07/01/2029           51,879
      36,279  INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                            0.75        01/01/2018           36,279
     362,788  INTESA FUNDING LLC                                                            0.25        06/01/2009          362,783
     199,533  IRISH LIFE & PERMANENT PLC++                                                  0.55        06/02/2009          199,524
     126,976  IRISH LIFE & PERMANENT PLC++                                                  0.60        06/03/2009          126,967
     181,394  IRISH LIFE & PERMANENT PLC++                                                  0.60        06/05/2009          181,376
     399,066  JPMORGAN CHASE FUNDING INCORPORATED++                                         0.25        06/02/2009          399,058
      54,418  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                        0.65        04/15/2025           54,418
     417,206  KBC BANK NV BRUSSELS                                                          0.35        06/01/2009          417,206
     399,066  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                                0.28        06/01/2009          399,060
      52,532  KITTY HAWK FUNDING CORPORATION++                                              0.27        06/04/2009           52,530
     519,222  KITTY HAWK FUNDING CORPORATION++                                              0.26        06/25/2009          519,124
     707,436  LIBERTY STREET FUNDING CORPORATION++(p)                                       0.26        06/22/2009          707,318
     261,207  LMA AMERICAS LLC++(p)                                                         0.29        06/23/2009          261,157
     453,485  MASSACHUSETTS HEFA+/-ss                                                       0.30        10/01/2034          453,485
     344,648  MATCHPOINT MASTER TRUST++                                                     0.30        06/16/2009          344,599
     362,788  MATCHPOINT MASTER TRUST++(p)                                                  0.30        06/26/2009          362,706
      72,558  MISSISSIPPI STATE GO+/-ss                                                     2.00        11/01/2028           72,558
     580,460  MONT BLANC CAPITAL CORPORATION++(p)                                           0.30        06/19/2009          580,364
      54,418  MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                     0.26        02/01/2036           54,418
     725,575  NATIONWIDE BUILDING SOCIETY++                                                 0.28        06/18/2009          725,468
     308,370  NATIXIS                                                                       0.28        06/04/2009          308,370
      36,279  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                      3.50        01/01/2018           36,279
     243,068  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                  0.30        06/17/2009          243,031
      68,404  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     0.40        06/17/2009           68,390
     181,394  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                  0.30        06/22/2009          181,359
      90,697  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                      0.44        01/01/2034           90,697
     544,181  OLD LINE FUNDING CORPORATION++(p)                                             0.30        06/04/2009          544,159
     725,575  PRUDENTIAL PLC++                                                              0.37        06/17/2009          725,441
     798,133  RABOBANK NEDERLAND NV (NEW YORK)                                              0.19        06/01/2009          798,133
     580,460  RANGER FUNDING CORPORATION++(p)                                               0.30        06/16/2009          580,378
      99,767  REGENCY MARKETS #1 LLC++(p)                                                   0.30        06/10/2009           99,757
     317,439  REGENCY MARKETS #1 LLC++(p)                                                   0.37        06/10/2009          317,403
     254,423  REGENCY MARKETS #1 LLC++(p)                                                   0.38        06/15/2009          254,380
     190,464  ROYAL BANK OF SCOTLAND (NEW YORK)                                             1.25        06/03/2009          190,485
     362,788  ROYAL BANK OF SCOTLAND PLC                                                    0.25        06/01/2009          362,788
     281,160  ROYAL BANK OF SCOTLAND PLC(p)                                                 0.35        06/01/2009          281,155
     435,345  SALISBURY RECEIVABLES COMPANY++(p)                                            0.25        06/22/2009          435,276
     172,324  SANPAOLO IMI US FINANCIAL COMPANY                                             0.29        06/01/2009          172,321

                   Wells Fargo Advantage Master Portfolios 117


Portfolio of Investments--May 31, 2009

MANAGED FIXED INCOME PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    326,509  SCALDIS CAPITAL LIMITED++(p)                                                  0.45%       06/04/2009   $      326,488
     344,648  SCALDIS CAPITAL LIMITED++(p)                                                  0.45        06/05/2009          344,622
     263,475  SHEFFIELD RECEIVABLES CORPORATION++                                           0.30        06/02/2009          263,468
     272,091  SHEFFIELD RECEIVABLES CORPORATION++                                           0.30        06/05/2009          272,077
     761,854  SOCIETE GENERALE BANNON LLC                                                   0.32        06/25/2009          761,854
     544,181  STARBIRD FUNDING CORPORATION++(p)                                             0.30        06/15/2009          544,109
     544,181  STRAIGHT A FUNDING LLC++(p)                                                   0.28        06/24/2009          544,076
     173,576  SVENSKA HANDELSBANKEN (NEW YORK)                                              1.00        06/12/2009          173,623
     272,091  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                       0.25        06/03/2009          272,083
     453,485  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                       0.30        06/18/2009          453,413
     725,884  THUNDER BAY FUNDING INCORPORATED++                                            0.30        06/01/2009          725,872
     725,575  TULIP FUNDING CORPORATION++(p)                                                0.26        06/26/2009          725,434
     119,720  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                             0.35        07/01/2032          119,720
     344,648  UBS AG (STAMFORD CT)                                                          1.34        06/02/2009          344,678
     453,485  UBS FINANCE (DELAWARE) LLC                                                    0.20        06/01/2009          453,480
     761,854  UNICREDITO ITALIANO (NEW YORK)                                                0.45        06/30/2009          761,857
      54,418  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                             0.58        12/15/2040           54,418
      72,558  VERSAILLES CP LLC++(p)                                                        0.55        06/02/2009           72,554
     163,254  VERSAILLES CP LLC++(p)                                                        0.50        06/03/2009          163,245
     530,717  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.66        04/03/2008          222,901
     334,690  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.34        05/02/2008          140,570
     336,113  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.32        08/07/2008          141,167
                                                                                                                         35,420,423
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $44,917,789)                                                               43,474,310
                                                                                                                     --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 16.07%
  79,288,829  Wells Fargo Advantage Money Market Trust~+++                                                               79,288,829
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $79,288,829)                                                                          79,288,829
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $668,371,246)*                                                           122.89%                               $  606,439,788
OTHER ASSETS AND LIABILITIES, NET                                              (22.89)                                 (112,955,867)
                                                                               ------                                --------------
TOTAL NET ASSETS                                                               100.00%                               $  493,483,921
                                                                               ------                                --------------

                   118 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2009

MANAGED FIXED INCOME PORTFOLIO

----------
<<   All or a portion of this security is on loan. (See Note 2)

%%   Securities issued on a when-issued (TBA) basis. (See Note 2)

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon bond. Interest rate presented is yield to maturity.

& U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed Commercial Paper.

(l) Long-term security of an affiliate of the fund with a total cost of $5,787,901.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $79,288,829.

* Cost for federal income tax purposes is $668,850,826 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  6,635,356
Gross unrealized depreciation                 (69,046,394)
                                             ------------
Net unrealized appreciation (depreciation)   $(62,411,038)

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 119


Portfolio of Investments--May 31, 2009

STABLE INCOME PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
AGENCY SECURITIES: 25.12%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 5.99%
 $ 5,476,513  FHLMC #1B4052<<+/-                                                            4.64%       04/01/2038   $    5,599,354
   3,288,618  FHLMC #1G0052+/-                                                              4.78        02/01/2035        3,406,190
     101,738  FHLMC #786614+/-                                                              4.19        08/01/2025          102,709
      76,440  FHLMC #845151+/-                                                              4.88        06/01/2022           76,745
      11,643  FHLMC #846367+/-                                                              4.74        04/01/2029           11,773
   2,527,521  FHLMC #E02227                                                                 6.00        11/01/2021        2,667,610
     774,989  FHLMC #E90573                                                                 6.00        07/01/2017          817,822
   3,217,312  FHLMC #G11693                                                                 5.00        05/15/2020        3,314,585
   5,230,416  FHLMC #G11696                                                                 5.50        05/15/2020        5,457,385
     927,285  FHLMC #G90030                                                                 7.50        07/17/2017          977,798
                                                                                                                         22,431,971
                                                                                                                     --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 19.02%
     103,906  FNMA #155506+/-                                                               4.73        04/01/2022          104,278
     272,889  FNMA #190815+/-                                                               3.39        07/01/2017          268,486
     125,232  FNMA #253482                                                                  8.50        10/01/2030          135,782
   1,743,110  FNMA #289517+/-                                                               3.71        04/01/2034        1,737,627
   4,162,521  FNMA #295541+/-                                                               4.49        10/01/2032        4,146,490
      29,089  FNMA #331866+/-                                                               3.80        12/01/2025           29,307
   2,229,287  FNMA #420263+/-                                                               3.71        10/01/2024        2,218,801
   1,978,766  FNMA #420264+/-                                                               3.71        07/01/2034        1,969,735
   3,316,031  FNMA #462209+/-                                                               5.81        04/01/2036        3,440,418
      16,687  FNMA #46698+/-                                                                3.80        12/01/2015           16,790
     900,781  FNMA #545927                                                                  6.50        12/01/2015          952,508
   1,560,840  FNMA #631367                                                                  5.50        02/01/2017        1,630,522
   1,790,083  FNMA #686043+/-                                                               3.99        07/01/2033        1,796,654
   1,084,611  FNMA #693015+/-                                                               4.08        06/01/2033        1,093,814
   4,635,288  FNMA #725802                                                                  4.43        08/01/2034        4,782,586
     676,820  FNMA #732003+/-                                                               4.05        09/01/2033          676,075
   1,774,752  FNMA #734329+/-                                                               4.78        06/01/2033        1,806,885
   1,538,710  FNMA #735572                                                                  5.00        04/01/2014        1,584,026
   2,443,333  FNMA #735977+/-                                                               4.71        08/01/2035        2,508,279
   2,473,694  FNMA #739757<<+/-                                                             3.99        08/01/2033        2,521,662
   1,745,438  FNMA #741447+/-                                                               4.03        10/01/2033        1,752,312
   1,957,416  FNMA #741454+/-                                                               3.89        10/01/2033        1,939,391
   3,216,073  FNMA #745649+/-                                                               4.55        11/01/2035        3,301,219
   1,467,773  FNMA #750805+/-                                                               4.56        11/25/2033        1,500,047
   2,032,143  FNMA #764265+/-                                                               4.24        05/01/2034        2,073,187
     991,623  FNMA #783249+/-                                                               2.64        04/01/2044          980,887
   3,547,780  FNMA #783251+/-                                                               2.64        04/01/2044        3,509,310
   6,699,419  FNMA #789463<<+/-                                                             4.31        06/01/2034        6,866,157
   1,389,270  FNMA #806504+/-                                                               2.64        10/01/2034        1,374,229
   1,437,364  FNMA #806505+/-                                                               2.71        10/01/2044        1,421,827
   3,003,855  FNMA #826179+/-                                                               4.69        07/01/2035        3,084,413
   3,034,084  FNMA #834933<<+/-                                                             5.04        07/01/2035        3,124,546
   2,084,005  FNMA #849014+/-                                                               5.52        01/01/2036        2,170,432
   1,250,000  FNMA #874245                                                                  5.48        01/01/2011        1,280,692
   3,299,537  FNMA #936591<<+/-                                                             5.67        04/01/2037        3,437,938
                                                                                                                         71,237,312
                                                                                                                     --------------

                        120 Wells Fargo Advantage Master


                               Portfolios Portfolio of Investments--May 31, 2009

STABLE INCOME PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
SMALL BUSINESS ADMINISTRATION: 0.11%
    $ 63,547  SBA #501224+/-                                                                6.50%       06/25/2015   $       63,264
      12,426  SBA #502966+/-                                                                4.48        05/25/2015           12,528
      86,629  SBA #503405+/-                                                                3.63        05/25/2016           87,774
     236,020  SBA #503611+/-                                                                3.13        12/25/2021          238,464
                                                                                                                            402,030
                                                                                                                     --------------
TOTAL AGENCY SECURITIES (COST $92,165,711)                                                                               94,071,313
                                                                                                                     --------------
ASSET BACKED SECURITIES: 18.77%
     108,109  ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES 2001-HE2
                 CLASS A1+/-                                                                0.86        06/15/2031           49,252
   4,300,000  BANK OF AMERICA SECURITIES AUTO TRUST SERIES 2006-G1 CLASS A4                 5.17        12/20/2010        4,347,796
   2,223,018  CATERPILLAR FINANCIAL ASSET TRUST SERIES 2007-A CLASS A3B+/-                  0.78        06/25/2012        2,192,082
   1,195,593  CATERPILLAR FINANCIAL ASSET TRUST SERIES 2008-A CLASS A2B+/-                  1.46        12/27/2010        1,195,180
   3,000,000  CHASE ISSUANCE TRUST SERIES 2005-A8 CLASS A8+/-                               0.38        10/15/2012        2,963,788
   2,850,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-A CLASS A3+/-                      1.18        10/25/2025        2,723,641
     987,937  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS A1+/-             1.11        03/25/2033          574,628
     208,801  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS A1+++/-(i)        0.81        09/25/2032          130,494
     633,208  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS A1+++/-(i)        0.68        11/25/2033          446,446
     710,617  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-SD2 CLASS 1A1+++/-          0.66        11/25/2036          535,688
     234,216  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G CLASS A+/-(i)                0.71        12/15/2028          179,983
   1,576,491  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M CLASS A1+/-                  0.58        02/15/2035          380,315
   1,942,155  FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                   0.57        09/20/2023          913,990
     172,575  FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-                            0.52        01/25/2024           93,531
     758,978  FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-                            0.60        10/25/2034          377,336
   1,300,991  FIRST HORIZON ABS TRUST SERIES 2006-HE1 CLASS A+/-                            0.60        10/25/2034          316,186
   3,379,454  FIRST HORIZON ABS TRUST SERIES 2007-HE1 CLASS A+/-                            0.44        09/25/2029        1,679,402
   1,220,214  FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                         0.57        01/20/2033          723,655
   3,017,888  GCO EDUCATION LOAN FUNDING TRUST SERIES 2007-1A CLASS A4L+++/-                1.27        05/26/2020        2,923,127
   3,302,229  GE CORPORATE AIRCRAFT FINANCING LLC SERIES 2005-1A CLASS A3+++/-              0.57        08/26/2019        2,704,525
     289,389  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 CLASS A+/-                    0.77        07/25/2029          174,256
     166,076  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS A+/-(i)                 0.80        03/15/2035           95,941
   2,165,602  GSAMP TRUST SERIES 2005-SEA2 CLASS A1+/-                                      0.66        01/25/2045        1,118,538
     713,228  GSAMP TRUST SERIES 2006-SD2 CLASS A1+++/-                                     0.42        05/25/2046          589,062
   1,817,037  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
                 CLASS A1+/-                                                                0.59        01/20/2035        1,120,665
   2,781,228  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2006-1 CLASS A1+/-                    0.48        01/20/2036        1,835,559
   2,500,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A4                         5.21        03/17/2014        2,611,139
   2,000,000  KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-                         1.31        06/27/2025        1,604,005
      80,659  LEHMAN ASSET BACKED SECURITIES CORPORATION SERIES 2004-2 CLASS A+/-           0.75        12/25/2033           44,296
   1,351,755  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS A2+/-           2.62        10/20/2029        1,259,625
     772,780  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS A1+/-           0.69        11/15/2031          560,425
   1,687,959  MERRILL AUTO TRUST SECURITIZATION SERIES 2007-1 CLASS A3+/-                   0.39        03/15/2011        1,681,612
     326,407  MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST
              SERIES 2003-2 CLASS A+/-                                                      0.57        04/25/2016          180,852
   3,821,237  MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF1 CLASS A+++/-(i)        0.94        02/25/2042        3,530,441
   4,745,594  MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF2 CLASS A+++/-(i)        0.47        02/25/2042        4,402,487
   3,750,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS AIO(c)             6.00        08/25/2011          356,850
      53,206  NISSAN AUTO LEASE TRUST SERIES 2006-A CLASS A3                                5.11        03/15/2010           53,219
   1,604,417  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 CLASS A+/-                   0.81        12/25/2033          727,615
   1,928,127  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2002-KS8 CLASS A6             4.86        12/25/2032        1,336,049
   2,984,985  RIVERVIEW HECM TRUST SERIES 2007-1 CLASS A+++/-                               1.14        06/25/2037        2,676,039
     703,262  SASC SERIES 2006-GEL3 CLASS A1+++/-                                           0.43        07/25/2036          557,494
   1,613,113  SBI HELOC TRUST SERIES 2005-HE1 CLASS 1A+++/-                                 0.50        11/25/2035          775,081
   1,500,000  SLC STUDENT LOAN TRUST SERIES 2006-A CLASS A+/-                               1.20        04/16/2018        1,465,079
   2,500,000  SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                              1.37        09/15/2020        2,277,050
     136,822  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                     5.41        08/12/2011          137,532
   3,000,000  TURQUOISE CARD BACKED SECURITIES PLC SERIES 2007-1 CLASS A+/-                 0.38        06/15/2012        2,842,393

                  Wells Fargo Advantage Master Portfolios 121


Portfolio of Investments--May 31, 2009

STABLE INCOME PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
ASSET BACKED SECURITIES (continued)
 $ 3,000,000  US EDUCATION LOAN TRUST LLC SERIES 2007-1A CLASS A2+++/-                      2.55%       09/01/2019      $ 2,957,343
     629,127  USXL FUNDING LLC SERIES 2006-1A CLASS A++                                     5.38        04/15/2014          575,154
      71,246  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2
                 CLASS A+/-(l)                                                              0.74        12/25/2032           36,830
     562,106  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2
                 CLASS AII1+/-(l)                                                           0.57        07/02/2018          194,751
     700,361  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
                 CLASS A+/-(l)                                                              0.53        06/25/2034          278,515
   3,669,041  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2007-HE2A
                 CLASS A+++/-(l)                                                            0.44        07/25/2037        1,272,974
   2,500,000  WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2007-A2 CLASS A2+++/-              0.37        05/15/2014        2,464,907
   3,000,000  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B CLASS A4                      5.39        05/15/2013        3,078,791
TOTAL ASSET BACKED SECURITIES (COST $90,564,770)                                                                         70,323,614
                                                                                                                     --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 24.61%
   2,180,712  ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-                     0.52        06/25/2037        1,026,021
   2,624,526  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-1 CLASS A3       4.88        11/10/2042        2,550,555
      58,269  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-                4.71        07/20/2032           52,796
     218,104  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-                5.52        02/25/2033          188,160
   1,755,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR9 CLASS A2         4.74        09/11/2042        1,685,748
   1,019,082  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-14 CLASS 2A1+/-                0.52        05/25/2035          464,623
   1,507,263  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24 CLASS 2A1B+/-               2.75        07/20/2035          725,961
     804,122  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-                2.68        06/30/2035          475,140
   3,900,641  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0A10 CLASS 1A1+/-              2.47        08/25/2046        1,575,238
   2,971,297  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2007-0A3 CLASS 1A1+/-               0.45        04/25/2047        1,084,477
   1,554,676  COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3                               5.23        04/25/2025          583,587
   1,500,078  COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1                               5.65        12/29/2034          672,239
   2,464,325  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+++/-(i)                       0.71        11/25/2034        2,235,467
   1,999,791  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2001-CP4 CLASS A4                                                   6.18        12/15/2035        2,010,570
     246,498  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2002-AR17 CLASS 2A1+/-                                              5.30        12/19/2039          225,406
      83,165  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2003-AR2 CLASS 2A1+/-                                               4.99        02/25/2033           73,733
     895,210  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                      1.09        09/25/2033          562,800
     117,502  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-31 CLASS A7+/-              0.56        05/25/2031           99,584
     303,867  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-               0.59        09/25/2031          276,804
   1,653,537  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A                 7.00        02/25/2043        1,787,370
   1,891,247  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A+/-              5.26        02/25/2043        1,864,517
   2,921,010  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A2                7.00        03/25/2043        3,157,429
   2,296,596  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2                7.00        07/25/2043        2,482,476
   2,758,720  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A                 7.50        09/25/2043        2,955,279
   1,768,640  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-63 CLASS 1A1+/-             2.71        02/25/2045        1,696,042
     175,767  FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-(i)              6.58        11/19/2032          159,677
       2,429  FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                             7.55        11/10/2023            2,429
     543,708  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                                   7.50        05/25/2042          596,890
     277,433  FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                                 0.53        09/26/2033          173,643
     672,045  FNMA SERIES 2002-90 CLASS A2                                                  6.50        11/25/2042          693,146
   1,440,341  FNMA SERIES 2003-W4 CLASS 3A                                                  7.00        10/25/2042        1,573,797
   1,494,212  FNMA SERIES 2004-W2 CLASS 2A2                                                 7.00        02/25/2044        1,632,659
   3,082,343  FNMA SERIES 2007-88 CLASS HC+/-                                               5.25        09/25/2037        3,219,492
      37,855  FNMA WHOLE LOAN SERIES 2001-W1 CLASS AV1+/-                                   0.55        08/25/2031           26,010
     649,420  FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                                      7.50        08/25/2042          712,942
      91,085  FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                                  0.67        02/25/2033           72,820
   2,759,132  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2 CLASS A2            4.71        05/10/2043        2,712,434
   3,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3 CLASS A4+/-         5.05        07/10/2045        2,859,560
   2,829,496  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2005-C1
                 CLASS A2                                                                   4.47        05/10/2043        2,819,206
     314,926  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-(i)           0.87        03/25/2027          199,266
   3,508,198  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE3 CLASS A2+/-              0.46        02/25/2036        1,138,340
   2,250,480  GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1 CLASS A1A+/-                0.60        02/25/2036          938,383

                   122 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2009

STABLE INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                           INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  1,403,343  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION
                 SERIES 2003-C2 CLASS A2                                                    4.02%       01/05/2036   $    1,388,289
   5,884,620  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+++/-                        0.71        10/25/2034        4,292,012
   3,776,282  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS 1AF+++/-                      0.66        03/25/2035        3,440,989
   3,586,454  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS 1AF+++/-                      0.79        09/25/2035        2,423,312
   1,345,851  GSMPS MORTGAGE LOAN TRUST SERIES 2006-1 CLASS A1+++/-(i)                      0.61        03/25/2035        1,159,138
   1,464,917  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                   0.67        01/19/2035          610,957
     557,613  INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/-(i)                              0.53        09/16/2035          391,548
   2,207,520  LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                                     6.41        05/25/2037        1,051,094
     721,679  LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-(i)                                 0.63        05/25/2037          171,760
     542,214  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED
                 SERIES 2003-A2 CLASS 2A2+/-                                                3.22        02/25/2033          419,980
   1,375,319  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-                 1.10        03/15/2025          719,137
     941,404  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A CLASS 2A2+/-               2.16        03/25/2028          707,642
     959,415  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-                0.65        04/25/2028          745,800
     723,918  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A CLASS A1+/-                0.54        04/25/2029          529,365
   1,259,085  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS A3+/-             3.80        03/25/2033        1,121,865
     989,532  MORGAN STANLEY DEAN WITTER CREDIT CORPORATION HELOC TRUST
                 SERIES 2003-1 CLASS A+/-                                                   0.58        11/25/2015          498,613
     394,135  OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-                      1.15        02/25/2033          224,583
     234,159  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED
                 SERIES 2002-HS3 CLASS 2A+/-                                                0.65        08/25/2032          100,382
     286,628  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED
                 SERIES 2003-HS1 CLASS AII+/-                                               0.60        12/25/2032          153,839
     572,552  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED
                 SERIES 2004-HS3 CLASS A+/-                                                 0.70        09/25/2029          167,143
   1,468,061  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                                  0.72        10/20/2027        1,232,913
     452,381  SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                              0.98        06/20/2033          330,080
   1,281,166  SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-                              0.64        12/20/2033          792,739
     571,410  SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                                    0.68        10/19/2026          432,125
   3,146,024  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                 SERIES 1999-20B CLASS 1                                                    5.95        02/01/2019        3,326,526
      62,752  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                 SERIES 2000-10C CLASS 1                                                    7.88        05/01/2010           64,150
     548,141  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS 2A1+/-           4.25        03/25/2033          470,594
   1,157,889  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-NP2 CLASS A+++/-          0.66        11/30/2034          913,123
     982,957  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEL4 CLASS A+/-           0.66        09/25/2025          782,012
   3,392,586  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RF3 CLASS 1A1++           6.00        11/25/2036        2,851,273
     763,415  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RM1 CLASS A1+++/-         0.56        08/25/2046          486,295
   2,130,151  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1 CLASS A1+++/-         0.59        05/25/2047          992,850
   2,500,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A4+/-(l)        5.24        07/15/2042        2,444,979
     609,206  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                 SERIES 2003-AR1 CLASS A6+/-                                                3.75        03/25/2033          455,137
   2,026,738  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                 SERIES 2005-AR1 CLASS A1A+/-                                               0.63        01/25/2035          962,550
     804,380  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                 SERIES 2005-AR6 CLASS 2A1A+/-                                              0.54        04/25/2035          388,063
   2,169,134  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                 SERIES 2005-C3 CLASS A4+/-                                                 3.25        07/25/2047          801,755
   4,229,201  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                 SERIES 2006-AR11 CLASS 3A1A+/-                                             2.36        09/25/2046        1,563,236
   1,689,916  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                 SERIES 2006-AR3 CLASS A1A+/-                                               2.44        02/25/2046          681,061
   1,876,949  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                 SERIES 2006-AR4 CLASS DA+/-                                                2.41        06/25/2046          628,158
   3,030,209  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES
                 SERIES 2006-AR5 CLASS 5A+/-                                                2.50        06/25/2046        1,221,247
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $127,554,215)                                                            92,181,030
                                                                                                                     --------------
CORPORATE BONDS & NOTES: 10.25%
COMMUNICATIONS: 0.45%
   1,250,000  VERIZON WIRELESS CAPITAL LLC++                                                3.75        05/20/2011        1,275,340
     400,000  VIACOM INCORPORATED+/-                                                        1.67        06/16/2009          400,048
                                                                                                                          1,675,388
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 2.66%
   4,750,000  AMERICAN EXPRESS BANK FSB+/-                                                  1.23        12/10/2010        4,808,235
   1,750,000  REGIONS BANK RF+/-                                                            1.94        12/10/2010        1,768,727
   1,500,000  SOVEREIGN BANK+/-                                                             2.74        08/01/2013        1,126,392
   2,250,000  SUNTRUST BANK ATLANTA GA STI+/-                                               1.97        12/16/2010        2,276,309
                                                                                                                          9,979,663
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 123


Portfolio of Investments--May 31, 2009

STABLE INCOME PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
ELECTRIC, GAS & SANITARY SERVICES: 0.46%
$  1,700,000  DUKE ENERGY FIELD SERVICES LLC                                                7.88%       08/16/2010   $    1,738,541
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT: 0.61%
   2,250,000  BAE SYSTEMS HOLDINGS INCORPORATED++                                           4.75        08/15/2010        2,264,319
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 0.92%
   3,450,000  GENERAL MILLS INCORPORATED+/-                                                 1.23        01/22/2010        3,441,734
                                                                                                                     --------------
GENERAL MERCHANDISE STORES: 0.53%
   2,000,000  CVS CAREMARK CORPORATION+/-                                                   1.56        06/01/2010        1,978,402
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.14%
     500,000  HEWLETT-PACKARD CORPORATION                                                   2.95        08/15/2012          506,625
                                                                                                                     --------------
INSURANCE CARRIERS: 1.19%
   2,840,000  HARTFORD LIFE GLOBAL FUND+/-                                                  1.49        09/15/2009        2,779,005
   2,000,000  METROPOLITAN LIFE GLOBAL FUNDING I+++/-                                       1.57        03/15/2012        1,689,838
                                                                                                                          4,468,843
                                                                                                                     --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.03%
     114,948  3M EMPLOYEE STOCK OWNERSHIP PLAN TRUST++                                      5.62        07/15/2009          115,581
                                                                                                                     --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.30%
   2,150,000  AMERICAN EXPRESS CREDIT CORPORATION SERIES MTN+/-                             1.71        05/27/2010        2,107,522
   2,750,000  GENERAL ELECTRIC CAPITAL CORPORATION 06 08 12+/-                              1.58        06/08/2012        2,753,715
                                                                                                                          4,861,237
                                                                                                                     --------------
PHARMACEUTICALS: 0.28%
   1,000,000  PFIZER INCORPORATED                                                           4.45        03/15/2012        1,059,745
                                                                                                                     --------------
REAL ESTATE: 0.52%
   1,950,000  DUKE-WEEKS REALTY                                                             7.75        11/15/2009        1,953,652
                                                                                                                     --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.63%
   2,500,000  PROLOGIS TRUST                                                                5.25        11/15/2010        2,374,413
                                                                                                                     --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.53%
   2,000,000  WESTERN FINANCIAL BANK                                                        9.63        05/15/2012        1,988,110
                                                                                                                     --------------
TOTAL CORPORATE BONDS & NOTES (COST $39,214,934)                                                                         38,406,253
                                                                                                                     --------------
FOREIGN CORPORATE BONDS: 1.48%
   3,970,000  SABMILLER PLC+++/-                                                            1.51        07/01/2009        3,969,730
   1,550,000  THOMSON CORPORATION                                                           4.25        08/15/2009        1,556,200
TOTAL FOREIGN CORPORATE BONDS (COST $5,554,643)                                                                           5,525,930
                                                                                                                     --------------
LOAN PARTICIPATION: 0.51%
     629,850  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/-                               1.38        10/15/2020          628,779
     747,878  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT+/-                         0.98        06/25/2016          724,918
     585,804  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT SBA GP SERIES D#66         5.37        09/08/2019          570,456
TOTAL LOAN PARTICIPATION (COST $1,964,893)                                                                                1,924,153
                                                                                                                     --------------
MUNICIPAL BONDS & NOTES: 4.51%
   4,000,000  COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN REVENUE
                 SERIES VIII-A2+/-ss(i)                                                     0.21        12/01/2032        4,000,000
   2,345,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION                               5.24        07/01/2011        2,372,530
   1,070,000  OHIO STATE HFA MORTGAGE BACKED SERIES G (HOUSING REVENUE, GNMA INSURED)       5.57        09/01/2016        1,074,558
   1,455,000  OHIO STATE HFA RESIDENTIAL SERIES K (HOUSING REVENUE)                         5.84        09/01/2016        1,460,951
   3,000,000  OREGON SCHOOL BOARD ASSOCIATION TAXABLE PENSION DEFERRED
                 INTEREST SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)##                   2.41        06/30/2010        2,923,110

                   124 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2009

STABLE INCOME PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
MUNICIPAL BONDS & NOTES (continued)
$  1,470,000  PENNSYLVANIA HFA SERIES 94-C (HOUSING REVENUE)                                6.04%       10/01/2030   $    1,474,190
   3,615,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY MORTGAGE REVENUE
                 TAXABLE SERIES C-3 (HOUSING REVENUE, FIRST SECURITY BANK LOC)              5.50        07/01/2026        3,573,938
TOTAL MUNICIPAL BONDS & NOTES (COST $16,783,327)                                                                         16,879,277
                                                                                                                     --------------

   SHARES
------------
COLLATERAL FOR SECURITIES LENDING: 5.72%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.05%
     978,087  AIM STIT-LIQUID ASSETS PORTFOLIO                                                                              978,087
     978,087  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                                  978,087
     978,087  DREYFUS CASH MANAGEMENT FUND                                                                                  978,087
     978,087  DWS MONEY MARKET SERIES INSTITUTIONAL                                                                         978,087
                                                                                                                          3,912,348
                                                                                                                     --------------

  PRINCIPAL
------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.67%
$     70,493  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                               0.47        06/02/2009           70,490
      35,246  AMSTERDAM FUNDING CORPORATION++(p)                                            0.35        06/01/2009           35,246
     281,971  ANTALIS US FUNDING CORPORATION++(p)                                           0.35        06/10/2009          281,941
     919,366  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $919,381)                    0.19        06/01/2009          919,366
      88,116  BANK OF IRELAND                                                               0.40        06/02/2009           88,116
     264,348  BARTON CAPITAL CORPORATION++(p)                                               0.30        06/03/2009          264,339
      88,116  BARTON CAPITAL CORPORATION++                                                  0.25        06/12/2009           88,108
      88,116  BNP PARIBAS (NEW YORK)                                                        0.28        06/08/2009           88,115
     264,348  BNP PARIBAS (NEW YORK)                                                        1.75        06/16/2009          264,535
     220,290  BRYANT BANK FUNDING LLC++(p)                                                  0.27        06/22/2009          220,252
     167,420  BRYANT BANK FUNDING LLC++(p)                                                  0.26        06/26/2009          167,388
       9,693  CALCASIEU PARISH LA+/-ss                                                      0.75        12/01/2027            9,693
      28,197  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                   0.75        06/01/2028           28,197
     352,464  CALYON (NEW YORK)                                                             0.25        06/22/2009          352,464
     352,464  CANCARA ASSET SECURITIZATION LIMITED++                                        0.40        06/15/2009          352,401
     211,478  CBA (DELAWARE) FINANCE INCORPORATED(p)                                        0.26        06/29/2009          211,432
     183,743  CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00        02/25/2008            3,032
      23,373  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                     1.10        10/01/2038           23,373
      44,058  COOK COUNTY IL+/-ss                                                           0.90        11/01/2030           44,058
     211,478  DANSKE BANK A/S COPENHAGEN                                                    0.38        06/01/2009          211,478
     149,797  DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                  2.00        12/15/2037          149,797
     104,858  DEUTSCHE BANK (NEW YORK)                                                      0.62        06/25/2009          104,882
     919,366  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $919,380)                    0.18        06/01/2009          919,366
     317,217  DEXIA CREDIT LOCAL DE FRANCE SA                                               0.35        06/01/2009          317,217
     204,209  DNB NOR BANK ASA                                                              0.78        06/29/2009          204,290
     123,362  E.ON AG++                                                                     0.41        06/02/2009          123,358
     211,478  E.ON AG++                                                                     0.35        06/11/2009          211,454
     132,174  EBBETS FUNDING LLC++(p)                                                       0.50        06/02/2009          132,168
      61,681  EBBETS FUNDING LLC++(p)                                                       0.50        06/03/2009           61,678
      35,246  ELYSIAN FUNDING LLC++(p)                                                      0.50        06/02/2009           35,245
      79,304  ELYSIAN FUNDING LLC++(p)                                                      0.50        06/03/2009           79,300
     352,464  FAIRWAY FINANCE CORPORATION++(p)                                              0.25        06/22/2009          352,407
     334,840  FORTIS FUNDING LLC++                                                          0.23        06/01/2009          334,836
     105,739  GDF SUEZ++                                                                    0.28        06/18/2009          105,723
     264,348  GDF SUEZ++                                                                    0.30        06/19/2009          264,304
     132,174  GEMINI SECURITIZATION INCORPORATED++(p)                                       0.28        06/17/2009          132,155

                   Wells Fargo Advantage Master Portfolios 125


Portfolio of Investments--May 31, 2009

STABLE INCOME PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     99,950  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $99,951)                        0.17%       06/01/2009   $       99,950
      26,435  GRAMPIAN FUNDING++(p)                                                         0.39        06/04/2009           26,433
     375,080  GRYPHON FUNDING LIMITED(a)(i)                                                 0.00        08/23/2009          118,225
      14,539  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                         2.10        11/01/2042           14,539
      71,374  HOUSTON TX UTILITY SYSTEM+/-ss                                                0.55        05/15/2034           71,374
      25,201  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                       0.35        07/01/2029           25,201
      17,623  INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                            0.75        01/01/2018           17,623
     176,232  INTESA FUNDING LLC                                                            0.25        06/01/2009          176,229
      96,928  IRISH LIFE & PERMANENT PLC++                                                  0.55        06/02/2009           96,923
      61,681  IRISH LIFE & PERMANENT PLC++                                                  0.60        06/03/2009           61,677
      88,116  IRISH LIFE & PERMANENT PLC++                                                  0.60        06/05/2009           88,107
     193,855  JPMORGAN CHASE FUNDING INCORPORATED++                                         0.25        06/02/2009          193,851
      26,435  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                        0.65        04/15/2025           26,435
     202,667  KBC BANK NV BRUSSELS                                                          0.35        06/01/2009          202,667
     193,855  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                                0.28        06/01/2009          193,852
      25,518  KITTY HAWK FUNDING CORPORATION++                                              0.27        06/04/2009           25,517
     252,223  KITTY HAWK FUNDING CORPORATION++                                              0.26        06/25/2009          252,176
     343,652  LIBERTY STREET FUNDING CORPORATION++(p)                                       0.26        06/22/2009          343,595
     126,887  LMA AMERICAS LLC++(p)                                                         0.29        06/23/2009          126,862
     220,290  MASSACHUSETTS HEFA+/-ss                                                       0.30        10/01/2034          220,290
     167,420  MATCHPOINT MASTER TRUST++                                                     0.30        06/16/2009          167,397
     176,232  MATCHPOINT MASTER TRUST++(p)                                                  0.30        06/26/2009          176,192
      35,246  MISSISSIPPI STATE GO+/-ss                                                     2.00        11/01/2028           35,246
     281,971  MONT BLANC CAPITAL CORPORATION++(p)                                           0.30        06/19/2009          281,924
      26,435  MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                     0.26        02/01/2036           26,435
     352,464  NATIONWIDE BUILDING SOCIETY++                                                 0.28        06/18/2009          352,412
     149,797  NATIXIS                                                                       0.28        06/04/2009          149,797
      17,623  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                      3.50        01/01/2018           17,623
     118,075  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                  0.30        06/17/2009          118,058
      33,229  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     0.40        06/17/2009           33,222
      88,116  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                  0.30        06/22/2009           88,099
      44,058  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                      0.44        01/01/2034           44,058
     264,348  OLD LINE FUNDING CORPORATION++(p)                                             0.30        06/04/2009          264,337
     352,464  PRUDENTIAL PLC++                                                              0.37        06/17/2009          352,398
     387,710  RABOBANK NEDERLAND NV (NEW YORK)                                              0.19        06/01/2009          387,710
     281,971  RANGER FUNDING CORPORATION++(p)                                               0.30        06/16/2009          281,931
      48,464  REGENCY MARKETS #1 LLC++(p)                                                   0.30        06/10/2009           48,459
     154,203  REGENCY MARKETS #1 LLC++(p)                                                   0.37        06/10/2009          154,185
     123,591  REGENCY MARKETS #1 LLC++(p)                                                   0.38        06/15/2009          123,571
      92,522  ROYAL BANK OF SCOTLAND (NEW YORK)                                             1.25        06/03/2009           92,532
     176,232  ROYAL BANK OF SCOTLAND PLC                                                    0.25        06/01/2009          176,232
     136,580  ROYAL BANK OF SCOTLAND PLC(p)                                                 0.35        06/01/2009          136,577
     211,478  SALISBURY RECEIVABLES COMPANY++(p)                                            0.25        06/22/2009          211,444
      83,710  SANPAOLO IMI US FINANCIAL COMPANY                                             0.29        06/01/2009           83,709
     158,609  SCALDIS CAPITAL LIMITED++(p)                                                  0.45        06/04/2009          158,599
     167,420  SCALDIS CAPITAL LIMITED++(p)                                                  0.45        06/05/2009          167,408
     127,988  SHEFFIELD RECEIVABLES CORPORATION++                                           0.30        06/02/2009          127,985
     132,174  SHEFFIELD RECEIVABLES CORPORATION++                                           0.30        06/05/2009          132,167
     370,087  SOCIETE GENERALE BANNON LLC                                                   0.32        06/25/2009          370,087
     264,348  STARBIRD FUNDING CORPORATION++(p)                                             0.30        06/15/2009          264,313
     264,348  STRAIGHT A FUNDING LLC++(p)                                                   0.28        06/24/2009          264,296
      84,318  SVENSKA HANDELSBANKEN (NEW YORK)                                              1.00        06/12/2009           84,341
     132,174  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                       0.25        06/03/2009          132,170
     220,290  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                       0.30        06/18/2009          220,255
     352,613  THUNDER BAY FUNDING INCORPORATED++                                            0.30        06/01/2009          352,608
     352,464  TULIP FUNDING CORPORATION++(p)                                                0.26        06/26/2009          352,395

                   126 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2009

STABLE INCOME PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -------------------------------------------------------------            -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     58,157  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                             0.35%       07/01/2032   $       58,157
     167,420  UBS AG (STAMFORD CT)                                                          1.34        06/02/2009          167,435
     220,290  UBS FINANCE (DELAWARE) LLC                                                    0.20        06/01/2009          220,287
     370,087  UNICREDITO ITALIANO (NEW YORK)                                                0.45        06/30/2009          370,088
      26,435  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                             0.58        12/15/2040           26,435
      35,246  VERSAILLES CP LLC++(p)                                                        0.55        06/02/2009           35,245
      79,304  VERSAILLES CP LLC++(p)                                                        0.50        06/03/2009           79,300
     508,347  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.66        04/03/2008          213,506
     320,583  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.34        05/02/2008          134,645
     321,946  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.32        08/07/2008          135,214
                                                                                                                         17,504,214
                                                                                                                     --------------
   TOTAL COLLATERAL FOR SECURITIES LENDING (COST $22,426,704)                                                            21,416,562
                                                                                                                     --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 14.82%
  55,522,567  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               55,522,567
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $55,522,567)                                                                          55,522,567
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $451,751,764)*                                                       105.79%                                $  396,250,699
OTHER ASSETS AND LIABILITIES, NET                                              (5.79)                                   (21,693,269)
                                                                              ------                                 --------------
TOTAL NET ASSETS                                                              100.00%                                $  374,557,430
                                                                              ------                                 --------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed Commercial Paper.

(l) Long-term security of an affiliate of the fund with a total cost of $7,517,044.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $55,522,567.

* Cost for federal income tax purposes is $452,092,342 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  3,693,198
Gross unrealized depreciation                 (59,534,841)
                                             ------------
Net unrealized appreciation (depreciation)   $(55,841,643)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 127


Portfolio of Investments--May 31, 2009

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
AGENCY SECURITIES: 45.59%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 17.81%
$ 26,500,000  FHLMC%%                                                                       5.50%       04/01/2033   $   27,369,518
  63,000,000  FHLMC%%                                                                       5.50        07/01/2038       64,850,625
      12,983  FHLMC #1B7562+/-                                                              6.03        11/01/2037           13,553
   1,690,445  FHLMC #1G2254+/-                                                              6.37        10/01/2037        1,768,547
   1,289,083  FHLMC #A78331                                                                 6.00        03/01/2034        1,359,297
   3,440,655  FHLMC #A79090<<                                                               6.50        07/01/2034        3,701,966
   1,678,087  FHLMC #B15688                                                                 5.50        07/01/2019        1,758,248
   1,475,690  FHLMC #E01279                                                                 5.50        01/01/2018        1,546,301
   3,974,961  FHLMC #E01445                                                                 4.00        09/01/2018        4,060,015
   4,019,662  FHLMC #E01497                                                                 5.50        11/01/2018        4,206,924
   2,321,121  FHLMC #E01539                                                                 5.50        12/01/2018        2,428,980
   1,313,965  FHLMC #E01655                                                                 5.50        06/01/2019        1,372,339
  42,701,678  FHLMC #G01931<<                                                               5.50        10/01/2035       44,226,929
  46,881,519  FHLMC #G04216<<                                                               5.50        12/01/2037       48,556,068
  10,266,529  FHLMC #G04794<<                                                               5.50        01/01/2036       10,633,236
   1,042,268  FHLMC #G11295                                                                 5.50        09/01/2017        1,095,313
   1,686,762  FHLMC #G11594                                                                 5.50        08/01/2019        1,771,554
      47,053  FHLMC #G11653<<                                                               5.50        12/01/2019           49,418
   4,354,672  FHLMC #G11658                                                                 5.50        01/01/2020        4,562,692
  20,600,008  FHLMC #G11713<<                                                               5.50        06/01/2020       21,635,558
  10,465,853  FHLMC #G11728<<                                                               5.50        02/01/2020       10,965,800
   1,687,730  FHLMC #G11767                                                                 5.50        08/01/2020        1,772,572
   2,482,740  FHLMC #G11786                                                                 5.00        10/01/2014        2,560,441
   2,828,088  FHLMC #G11850                                                                 5.50        07/01/2020        2,963,184
   3,517,593  FHLMC #G11940                                                                 5.50        05/01/2020        3,685,626
   2,692,269  FHLMC #G11944                                                                 5.50        07/01/2020        2,820,877
   3,378,658  FHLMC #G11983                                                                 5.50        01/01/2020        3,540,054
   1,080,716  FHLMC #G12258                                                                 6.00        08/01/2016        1,146,526
   2,065,722  FHLMC #G12474                                                                 5.50        01/01/2017        2,169,564
   5,644,563  FHLMC #G12674                                                                 5.00        12/01/2021        5,861,282
   3,110,944  FHLMC #G12827                                                                 5.50        02/01/2021        3,269,274
   2,365,718  FHLMC #G12888                                                                 5.50        07/01/2018        2,486,119
   1,136,238  FHLMC #G13169                                                                 5.50        06/01/2020        1,193,356
   2,739,047  FHLMC #G13330                                                                 6.00        10/01/2019        2,905,840
  10,064,701  FHLMC #G13367<<                                                               5.50        12/01/2018       10,576,938
  29,803,602  FHLMC #G13387                                                                 5.00        04/01/2023       30,947,893
   1,631,165  FHLMC #G18003                                                                 5.50        07/01/2019        1,709,085
   5,595,923  FHLMC #G18295<<                                                               6.00        01/01/2024        5,905,766
   1,139,678  FHLMC #J02372                                                                 5.50        05/01/2020        1,196,969
   1,030,727  FHLMC #J02373                                                                 5.50        05/01/2020        1,082,541
   1,516,713  FHLMC #J02376                                                                 6.00        05/01/2020        1,605,280
     983,032  FHLMC #J04514                                                                 5.50        03/01/2017        1,033,063
   1,084,785  FHLMC #PE2489                                                                 6.00        08/15/2032        1,145,295
                                                                                                                        349,510,426
                                                                                                                     --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 22.19%
  17,500,000  FNMA%%                                                                        5.50        06/01/2023       18,260,165
  10,000,000  FNMA%%                                                                        5.50        06/01/2032       10,337,500
   5,000,000  FNMA%%                                                                        6.00        06/01/2034        5,234,375
  46,000,000  FNMA%%                                                                        4.50        07/01/2036       46,172,500
   2,068,143  FNMA #190129                                                                  6.00        11/01/2023        2,180,776
   2,967,427  FNMA #190338                                                                  5.50        07/01/2033        3,081,179
   6,904,583  FNMA #310017                                                                  7.00        06/01/2035        7,536,984
   2,021,445  FNMA #462361+/-                                                               6.33        07/01/2037        2,103,380

                   128 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2009

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  3,727,819  FNMA #462404<<+/-                                                             6.28%       09/01/2037   $    3,877,113
   1,066,767  FNMA #725068<<                                                                5.50        01/01/2019        1,121,060
   3,677,476  FNMA #725423<<                                                                5.50        05/01/2034        3,818,446
   4,044,106  FNMA #725424<<                                                                5.50        04/01/2034        4,199,130
   9,598,009  FNMA #725598<<                                                                5.50        07/01/2034        9,959,934
   4,144,500  FNMA #725866                                                                  4.50        09/01/2034        4,188,578
   3,522,263  FNMA #725946<<                                                                5.50        11/01/2034        3,655,082
   2,408,012  FNMA #735421<<                                                                7.00        01/01/2035        2,631,124
     978,090  FNMA #735504<<                                                                6.00        04/01/2035        1,033,617
  28,722,902  FNMA #735667                                                                  5.00        07/01/2035       29,495,129
  23,995,950  FNMA #735676<<                                                                5.00        07/01/2035       24,641,091
   5,126,957  FNMA #745238                                                                  6.00        12/01/2020        5,440,762
     845,039  FNMA #745914                                                                  7.00        08/01/2028          927,361
     517,249  FNMA #745954                                                                  7.00        07/01/2032          566,502
   2,721,328  FNMA #888560                                                                  6.00        11/01/2035        2,872,418
   2,685,965  FNMA #888635<<                                                                5.50        09/01/2036        2,788,927
   1,627,565  FNMA #888911+/-                                                               6.11        11/01/2037        1,707,938
   3,685,956  FNMA #888941                                                                  6.04        10/01/2037        3,873,134
  46,357,045  FNMA #889069<<                                                                5.50        01/01/2021       48,716,359
   4,515,110  FNMA #889115                                                                  5.50        12/01/2019        4,750,547
   4,291,029  FNMA #889183<<                                                                5.50        09/01/2021        4,509,419
   6,502,923  FNMA #889213                                                                  5.50        10/01/2020        6,829,821
  13,779,237  FNMA #889318<<                                                                5.50        07/01/2020       14,480,523
   6,372,138  FNMA #889568                                                                  5.50        03/01/2020        6,696,444
   1,212,202  FNMA #889688                                                                  5.50        12/01/2019        1,266,319
   1,276,470  FNMA #905629+/-                                                               6.11        12/01/2036        1,337,066
   1,540,750  FNMA #906403+/-                                                               6.02        01/01/2037        1,612,292
   1,934,042  FNMA #906404+/-                                                               5.94        01/01/2037        2,022,884
   1,293,201  FNMA #909569+/-                                                               5.88        02/01/2037        1,350,645
   1,413,199  FNMA #910293                                                                  5.94        03/01/2037        1,477,469
   1,584,880  FNMA #914819+/-                                                               5.98        04/01/2037        1,658,364
   6,558,510  FNMA #933664+/-                                                               5.56        11/01/2038        6,809,313
   1,217,105  FNMA #944357                                                                  6.00        06/01/2022        1,285,636
   3,473,289  FNMA #945032+/-                                                               5.77        08/01/2037        3,623,002
      80,853  FNMA #945657+/-                                                               6.21        09/01/2037           84,336
   2,181,922  FNMA #949593                                                                  6.00        08/01/2022        2,304,779
   3,209,379  FNMA #985624                                                                  6.00        04/01/2034        3,391,578
  13,649,554  FNMA #991630<<                                                                5.50        12/01/2038       14,127,231
   6,811,300  FNMA #995092                                                                  6.50        12/01/2037        7,229,582
  17,790,282  FNMA #995182                                                                  5.50        06/01/2020       18,684,589
     535,651  FNMA #995284                                                                  5.50        03/01/2020          563,247
   8,697,360  FNMA #995485<<                                                                6.00        02/01/2039        9,191,117
   4,855,642  FNMA #995486                                                                  6.00        03/01/2036        5,131,301
  10,614,926  FNMA #995487<<                                                                6.00        08/01/2037       11,217,544
   3,684,241  FNMA #995495                                                                  6.00        12/01/2032        3,898,003
   3,930,913  FNMA #995508                                                                  6.00        12/01/2035        4,149,161
   2,481,524  FNMA #995511                                                                  5.50        02/01/2024        2,609,371
   1,785,409  FNMA #995537                                                                  6.00        10/01/2036        1,881,189
  16,498,312  FNMA #995661                                                                  5.00        04/01/2024       17,160,378
   5,519,156  FNMA #995664                                                                  4.50        11/01/2033        5,595,102
  17,689,161  FNMA #995763                                                                  4.50        05/01/2039       17,901,293
                                                                                                                        435,250,109
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 129


Portfolio of Investments--May 31, 2009

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 5.59%
$ 34,500,000  GNMA%%                                                                        6.00%       06/01/2034   $   36,151,688
  24,500,000  GNMA%%                                                                        5.50        06/01/2039       25,380,653
  18,500,000  GNMA                                                                          4.50        07/01/2039       18,592,500
  20,500,000  GNMA%%                                                                        4.50        07/01/2039       20,570,520
   8,455,515  GNMA #782044                                                                  6.50        12/15/2032        9,043,438
                                                                                                                        109,738,799
                                                                                                                     --------------
TOTAL AGENCY SECURITIES (COST $883,360,260)                                                                             894,499,334
                                                                                                                     --------------
ASSET BACKED SECURITIES: 5.44%
   2,471,087  AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST SERIES 2007-1 CLASS A3         5.27        10/08/2009        2,494,750
   2,273,000  BANK OF AMERICA CREDIT CARD TRUST SERIES 2006-A7 CLASS A7+/-                  0.38        12/15/2016        2,064,511
   1,905,000  BANK OF AMERICA CREDIT CARD TRUST SERIES 2006-A8 CLASS A8+/-                  0.37        05/16/2016        1,758,220
  10,514,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A11 CLASS A11+/-          0.43        06/17/2019        8,991,368
  16,819,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A3 CLASS A3               5.05        02/16/2016       17,366,527
   2,289,000  CHASE ISSUANCE TRUST SERIES 2007-A17 CLASS A                                  5.12        10/15/2014        2,417,421
   1,989,000  CHASE ISSUANCE TRUST SERIES 2008-A9 CLASS A9                                  4.26        05/15/2013        2,058,693
   1,477,494  CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-1
                 CLASS A2                                                                   5.68        07/25/2036        1,436,578
     913,521  CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-2
                 CLASS A2                                                                   5.56        09/25/2036          907,624
     981,753  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
                 CLASS A2A+/-                                                               0.35        12/25/2036          756,834
   1,994,404  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1 CLASS A2                 5.55        08/25/2021        1,445,107
   3,894,278  DAIMLER MASTER OWNER TRUST SERIES 2006-A CLASS A+/-                           0.37        11/15/2011        3,010,106
   4,711,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2007-A CLASS A4                             5.28        03/08/2013        4,251,936
   7,804,000  DISCOVER CARD MASTER TRUST SERIES 2006-2 CLASS A3+/-                          0.42        01/19/2016        6,949,603
   3,607,000  DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++                      5.26        04/25/2037        2,293,745
   4,834,000  FORD CREDIT FLOORPLAN MASTER OWNER TRUST SERIES 2006-4 CLASS A+/-             0.59        06/15/2013        3,946,064
     302,501  GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++                    5.34        01/15/2010          303,247
   3,640,000  HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A                      4.25        02/15/2013        3,682,495
   2,190,000  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2009-1 CLASS A4                       4.55        01/15/2017        2,214,731
   4,077,000  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2009-2 CLASS A4                     4.90        01/15/2013        4,125,546
   8,417,000  MBNA MASTER CREDIT CARD TRUST SERIES 1997-B CLASS A+/-                        0.50        08/15/2014        8,136,320
     566,006  MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-                     0.35        01/25/2037          460,421
     539,511  MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-                    0.36        12/25/2036          473,441
     810,084  MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S+/-              0.42        02/25/2047          537,409
   2,170,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2009-A CLASS A4                    4.74        08/17/2015        2,217,377
   7,940,000  SLM STUDENT LOAN TRUST SERIES 2005-6 CLASS A5B+/-                             2.29        07/27/2026        7,844,482
   5,485,000  SLM STUDENT LOAN TRUST SERIES 2008-6 CLASS A4+/-                              2.19        10/25/2014        5,172,465
   1,340,000  SWIFT MASTER AUTO RECEIVABLES TRUST SERIES 2007-1 CLASS A+/-                  0.44        06/15/2012        1,219,400
   1,962,997  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                     5.41        08/12/2011        1,973,177
   1,129,383  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3                     5.26        11/14/2011        1,136,134
   2,677,000  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2008-1 CLASS A3                    4.50        07/20/2012        2,721,340
   2,248,000  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2009-A CLASS A4                      5.12        05/15/2014        2,282,415
TOTAL ASSET BACKED SECURITIES (COST $107,005,565)                                                                       106,649,487
                                                                                                                     --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 20.75%
   3,739,000  AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                               5.42        04/15/2037        3,327,710
   1,978,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-2 CLASS A3       4.05        11/10/2038        1,897,224
   1,308,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2006-5 CLASS A2       5.32        09/10/2047        1,215,177
   7,636,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2007-2
                 CLASS A2+/-                                                                5.63        04/10/2049        7,062,262
   1,985,081  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2000-1
                 CLASS A2A+/-                                                               7.33        11/15/2031        1,994,749
   1,172,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2002-PB2
                 CLASS B                                                                    6.31        06/11/2035        1,114,304
   1,313,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2003-1 CLASS A2       4.65        09/11/2036        1,219,214
     393,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-2 CLASS A5       4.58        11/10/2038          350,250
   8,042,936  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2000-WF1 CLASS A2+/-                                                       7.78        02/15/2032        8,118,549

                   130 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2009

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  1,040,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2001-TOP4 CLASS A3                                                         5.61%       11/15/2033   $    1,040,244
   2,657,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2002-PBW1 CLASS A2+/-                                                      4.72        11/11/2035        2,574,540
     649,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2004-PWR6 CLASS A6                                                         4.83        11/11/2041          576,278
   3,912,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2002-T0P8 CLASS A2         4.83        08/15/2038        3,724,393
   1,164,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2003-T12 CLASS A3+/-       4.24        08/13/2039        1,132,721
   5,366,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PW10 CLASS A4+/-      5.41        12/11/2040        4,862,403
  13,210,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2007-PW16 CLASS A2+/-      5.67        06/11/2012       12,413,255
   2,399,000  COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4+/-                    6.98        01/17/2032        2,485,634
   7,180,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2001-J2A CLASS A2++       6.10        07/16/2034        7,192,768
   1,771,101  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C6 CLASS 2A1+/-               0.38        07/25/2036        1,497,629
   2,535,292  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CF2 CLASS A4                                                          6.51        02/15/2034        2,604,762
   1,108,740  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CK1 CLASS A3                                                          6.38        12/18/2035        1,118,938
   4,052,965  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CKN5 CLASS A4                                                         5.44        09/15/2034        4,057,746
     907,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2002-CKN2 CLASS A3                                                         6.13        04/15/2037          899,229
     943,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2002-CP5 CLASS A2                                                          4.94        12/15/2035          898,955
   2,159,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2003-C5 CLASS A4+/-                                                        4.90        12/15/2036        2,009,138
   1,249,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2003-CK2 CLASS A4                                                          4.80        03/15/2036        1,200,343
   1,831,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2003-CPN1 CLASS A2                                                         4.60        03/15/2035        1,698,464
   3,560,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2001-CK3 CLASS A4      6.53        06/15/2034        3,599,945
   1,044,061  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG3 CLASS A1B                 7.34        10/10/2032        1,045,331
   2,271,643  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CKP1 CLASS A1B                7.18        11/10/2033        2,320,693
     328,000  FHLMC SERIES 2542 CLASS ES                                                    5.00        12/15/2017          347,053
   3,954,000  FHLMC SERIES 2558 CLASS BD                                                    5.00        01/15/2018        4,179,704
   2,200,358  FHLMC SERIES 2564 CLASS BQ                                                    5.50        10/15/2017        2,345,210
   7,216,000  FHLMC SERIES 2590 CLASS BY                                                    5.00        03/15/2018        7,620,103
   2,815,000  FHLMC SERIES 2590 CLASS NU                                                    5.00        06/15/2017        2,944,236
   2,565,000  FHLMC SERIES 2623 CLASS AJ                                                    4.50        07/15/2016        2,640,709
   2,421,000  FHLMC SERIES 2676 CLASS CY                                                    4.00        09/15/2018        2,437,184
   1,934,000  FHLMC SERIES 2690 CLASS TV                                                    4.50        11/15/2025        1,942,926
     347,000  FHLMC SERIES 2694 CLASS QG                                                    4.50        01/15/2029          363,353
     885,882  FHLMC SERIES 2727 CLASS PW                                                    3.57        06/15/2029          901,669
   1,773,000  FHLMC SERIES 2765 CLASS CT                                                    4.00        03/15/2019        1,728,399
     173,935  FHLMC SERIES 2780 CLASS TB                                                    3.00        12/15/2024          174,110
   2,808,000  FHLMC SERIES 2790 CLASS TN                                                    4.00        05/15/2024        2,686,843
   2,932,000  FHLMC SERIES 2843 CLASS BC                                                    5.00        08/15/2019        3,097,351
   1,093,000  FHLMC SERIES 2875 CLASS HB                                                    4.00        10/15/2019        1,045,143
   4,194,000  FHLMC SERIES 2985 CLASS JR                                                    4.50        06/15/2025        4,225,512
     206,364  FHLMC SERIES 3000 CLASS PA                                                    3.90        01/15/2023          211,944
      25,000  FHLMC SERIES 3008 CLASS JM                                                    4.50        07/15/2025           24,691
   2,453,820  FHLMC SERIES 3253 CLASS A                                                     5.00        08/15/2020        2,559,268
   4,253,288  FHLMC SERIES 3325 CLASS JL                                                    5.50        06/15/2037        4,499,291
   2,607,000  FHLMC SERIES 3372 CLASS BD                                                    4.50        10/15/2022        2,593,999
   6,783,000  FHLMC SERIES 3455 CLASS MB                                                    4.50        06/15/2023        6,764,428
   1,534,739  FHLMC SERIES 3465 CLASS HA                                                    4.00        07/15/2017        1,584,789

                   Wells Fargo Advantage Master Portfolios 131


Portfolio of Investments--May 31, 2009

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  5,644,308  FHLMC SERIES 3498 CLASS GB                                                    6.50%       11/15/2036   $    6,064,486
   1,455,370  FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY SERIES 2006-FA6 CLASS 2A10        6.00        11/25/2036        1,263,434
   1,990,771  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4 CLASS A2         7.39        12/15/2031        2,007,877
   1,538,015  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2000-C2 CLASS A2         7.20        10/15/2032        1,564,346
   1,574,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4 CLASS B          6.42        12/12/2033        1,499,593
  41,042,734  FNMA SERIES 2001-81 CLASS HE                                                  6.50        01/25/2032       44,133,765
   3,117,000  FNMA SERIES 2002-94 CLASS HQ                                                  4.50        01/25/2018        3,246,079
     438,627  FNMA SERIES 2003-108 CLASS BE                                                 4.00        11/25/2018          438,923
     750,000  FNMA SERIES 2003-125 CLASS AY                                                 4.00        12/25/2018          743,498
     849,738  FNMA SERIES 2003-15 CLASS CH                                                  4.00        02/25/2017          865,351
     870,270  FNMA SERIES 2003-16 CLASS PN                                                  4.50        10/25/2015          879,469
   2,952,000  FNMA SERIES 2003-3 CLASS HJ                                                   5.00        02/25/2018        3,121,538
   1,529,000  FNMA SERIES 2004-3 CLASS HT                                                   4.00        02/25/2019        1,503,146
   1,695,061  FNMA SERIES 2004-60 CLASS PA                                                  5.50        04/25/2034        1,782,660
   1,473,847  FNMA SERIES 2005-58 CLASS MA                                                  5.50        07/25/2035        1,569,817
   1,562,000  FNMA SERIES 2005-69 CLASS JM                                                  4.50        08/25/2025        1,547,777
   3,147,000  FNMA SERIES 2007-113 CLASS DB                                                 4.50        12/25/2022        3,104,177
   5,875,016  FNMA SERIES 2007-30 CLASS MA                                                  4.25        02/25/2037        6,041,993
   5,885,825  FNMA SERIES 2007-39 CLASS NA                                                  4.25        01/25/2037        6,077,981
     760,000  FNMA SERIES 2008-66 CLASS B                                                   5.00        08/25/2023          772,725
       2,599  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2 CLASS A3             6.03        08/11/2033            2,612
   3,952,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-1A CLASS A3            6.27        12/10/2035        4,047,924
   4,144,593  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2000-C1
                 CLASS A2+/-                                                                7.72        03/15/2033        4,192,870
   3,756,901  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2000-C2
                 CLASS A2+/-                                                                7.46        08/16/2033        3,812,072
   8,624,172  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2000-C3
                 CLASS A2                                                                   6.96        09/15/2035        8,869,481
  11,822,317  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2001-C2
                 CLASS A2                                                                   6.70        04/15/2034       12,073,873
   4,436,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2002-C3
                 CLASS A2                                                                   4.93        07/10/2039        4,259,486
   1,228,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C2
                 CLASS A2+/-                                                                5.67        05/10/2040        1,219,434
   2,528,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C3
                 CLASS A4                                                                   5.02        04/10/2040        2,272,453
      37,572  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C2
                 CLASS A1                                                                   3.90        08/10/2038           37,522
   1,693,000  GNMA SERIES 2006-37 CLASS JG                                                  5.00        07/20/2036        1,757,704
   5,227,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2005-GG5
                 CLASS A5+/-                                                                5.22        04/10/2037        4,417,360
   5,248,000  GS MORTGAGE SECURITIES CORPORATION II SERIES 2001-GL3A CLASS A2+++/-          6.45        08/05/2018        5,303,654
     594,000  HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1 CLASS C+/-         7.25        05/15/2031          591,979
   1,011,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                 2007-CB19 CLASS A2+/-                                                      5.75        02/12/2049          961,891
     953,619  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                 2000-C10 CLASS A2+/-                                                       7.37        08/15/2032          961,134
   1,040,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                 2001-C1 CLASS A3                                                           5.86        10/12/2035        1,028,707
   5,978,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CIB3 CLASS A3                                                         6.47        11/15/2035        6,097,744
   1,152,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                 2002-CIB5 CLASS A2                                                         5.16        10/12/2037        1,122,258
      24,933  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                 2004-C3 CLASS A1                                                           3.77        01/15/2042           24,844
   1,823,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                 2005-CB13 CLASS A4+/-                                                      5.46        01/12/2043        1,645,095
     114,980  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                 2005-LDP2 CLASS A1                                                         4.33        07/15/2042          114,746
     296,718  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                 2005-LDP3 CLASS A1                                                         4.66        08/15/2042          295,927
   2,488,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                 2006-LDP7 CLASS A2+/-                                                      6.05        04/15/2045        2,365,807
     397,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 1999-C2 CLASS B          7.43        10/15/2032          398,701

                   132 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2009

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  2,974,595  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C4 CLASS A2         7.37%       08/15/2026   $    3,041,678
   3,806,557  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C5 CLASS A2         6.51        12/15/2026        3,878,375
   1,368,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2001-C2 CLASS A2         6.65        11/15/2027        1,381,153
   5,847,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS A4         5.59        06/15/2031        5,823,810
   2,763,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C4 CLASS A5         4.85        09/15/2031        2,677,749
   1,450,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C3 CLASS A4         4.17        05/15/2032        1,336,891
   5,814,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C1 CLASS A2         5.08        02/15/2031        5,670,005
   3,021,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C1 CLASS A2         5.32        02/15/2040        2,900,084
   2,423,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C1 CLASS A3         5.40        02/15/2040        2,017,098
   3,913,000  MORGAN STANLEY CAPITAL I SERIES 2003-T11 CLASS A4                             5.15        06/13/2041        3,651,495
   1,311,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4                             5.17        01/14/2042        1,203,099
   1,162,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ6 CLASS A4A                            4.99        08/13/2042        1,022,540
   5,139,000  MORGAN STANLEY CAPITAL I SERIES 2007-IQ14 CLASS A2                            5.61        04/15/2049        4,652,367
   4,461,475  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP1 CLASS A4                6.66        02/15/2033        4,533,316
   9,083,000  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP5 CLASS A4                6.39        10/15/2035        9,252,132
   7,100,000  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HQ2 CLASS A2                 4.92        03/12/2035        6,835,788
   5,052,000  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-IQ5 CLASS A4                 5.01        04/15/2038        4,877,577
   2,979,000  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2004-HQ3 CLASS A4                 4.80        01/13/2041        2,693,682
   3,736,000  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ5 CLASS AAB                5.04        01/14/2042        3,693,979
   4,225,000  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ7 CLASS AAB+/-             5.18        11/14/2042        4,165,232
   2,818,000  NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6 CLASS A1C                  6.69        03/15/2030        2,990,767
   1,633,791  SALOMON BROTHERS MORTGAGE SECURITIES SERIES 2000-C3 CLASS A2                  6.59        12/18/2033        1,656,839
   1,855,358  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2 CLASS A2            4.47        03/18/2036        1,844,210
     100,225  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-              0.83        02/25/2028           63,087
   5,009,007  US BANK NA SERIES 2007-1 CLASS A                                              5.92        05/25/2012        5,273,533
   2,686,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4(l)            6.29        04/15/2034        2,684,534
   8,134,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS A4(l)            4.98        11/15/2034        7,992,033
   1,926,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C5 CLASS A2(l)            3.99        06/15/2035        1,837,897
   4,815,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A3+/-(l)         4.96        08/15/2035        4,589,182
     436,162  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A1++(l)          4.24        10/15/2035          429,828
   1,678,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3(l)            4.45        11/15/2035        1,616,687
   1,546,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS A4(l)           5.03        01/15/2041        1,313,468
   1,607,335  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR12
                 CLASS 1A1+/-                                                               6.07        10/25/2036        1,198,172
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $398,574,442)                                                           407,072,963
                                                                                                                     --------------
CORPORATE BONDS & NOTES: 21.78%
APPAREL & ACCESSORY STORES: 0.20%
   4,000,000  NORDSTROM INCORPORATED                                                        6.75        06/01/2014        4,026,304
                                                                                                                     --------------
BREWERY: 0.10%
   1,920,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                                 6.88        11/15/2019        1,941,980
                                                                                                                     --------------
CHEMICALS: 0.68%
   8,725,000  DOW CHEMICAL COMPANY                                                          7.60        05/15/2014        8,831,480
   4,630,000  DOW CHEMICAL COMPANY                                                          8.55        05/15/2019        4,629,546
                                                                                                                         13,461,026
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 0.40%
   3,685,000  AMGEN INCORPORATED                                                            6.40        02/01/2039        3,758,693
   3,995,000  SCHERING-PLOUGH CORPORATION                                                   6.55        09/15/2037        4,055,552
                                                                                                                          7,814,245
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 133


Portfolio of Investments--May 31, 2009

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       Value
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COMMUNICATIONS: 2.34%
$ 11,563,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                            8.38%       03/15/2013   $   12,879,899
   3,875,000  QWEST CORPORATION                                                             7.50        10/01/2014        3,700,625
   1,150,000  VERIZON COMMUNICATIONS INCORPORATED                                           6.35        04/01/2019        1,208,455
   1,085,000  VERIZON COMMUNICATIONS INCORPORATED                                           7.35        04/01/2039        1,141,702
   9,355,000  VERIZON WIRELESS++                                                            7.38        11/15/2013       10,497,246
   3,130,000  VERIZON WIRELESS<<++                                                          8.50        11/15/2018        3,797,410
   5,740,000  VERIZON WIRELESS CAPITAL LLC++                                                3.75        05/20/2011        5,856,361
   6,560,000  VERIZON WIRELESS CAPITAL LLC++                                                5.55        02/01/2014        6,937,200
                                                                                                                         46,018,898
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 2.87%
   3,375,000  BANK OF AMERICA CORPORATION                                                   7.38        05/15/2014        3,551,904
   1,295,000  BANK OF AMERICA CORPORATION                                                   5.38        06/15/2014        1,250,446
   2,895,000  BANK OF AMERICA CORPORATION                                                   5.75        12/01/2017        2,585,765
   7,270,000  BANK OF AMERICA CORPORATION                                                   7.63        06/01/2019        7,353,183
   2,300,000  CAPITAL ONE FINANCIAL CORPORATION                                             7.38        05/23/2014        2,369,791
  13,355,000  CITIGROUP INCORPORATED                                                        6.50        08/19/2013       13,234,471
   7,297,000  CITIGROUP INCORPORATED                                                        6.13        05/15/2018        6,509,909
   5,805,000  JPMORGAN CHASE & COMPANY                                                      5.38        10/01/2012        6,064,780
   4,525,000  JPMORGAN CHASE & COMPANY<<                                                    4.65        06/01/2014        4,494,538
   8,875,000  JPMORGAN CHASE & COMPANY                                                      6.30        04/23/2019        8,829,817
                                                                                                                         56,244,604
                                                                                                                     --------------
EATING & DRINKING PLACES: 0.11%
   2,435,000  YUM! BRANDS INCORPORATED                                                      6.88        11/15/2037        2,166,247
                                                                                                                     --------------
ELECTRIC UTILITIES: 0.11%
   1,985,000  PROGRESS ENERGY INCORPORATED                                                  6.85        04/15/2012        2,119,740
                                                                                                                     --------------
ELECTRIC, GAS & SANITARY SERVICES: 2.00%
   2,410,000  ALLEGHENY ENERGY SUPPLY++                                                     8.25        04/15/2012        2,505,342
   1,805,000  COMMONWEALTH EDISON COMPANY                                                   6.15        09/15/2017        1,832,021
   8,040,000  DOMINION RESOURCES INCORPORATED PUTTABLE<<ss                                  8.88        01/15/2019        9,409,453
   4,401,000  DPL INCORPORATED                                                              6.88        09/01/2011        4,656,764
   3,585,000  DUKE ENERGY CORPORATION                                                       6.30        02/01/2014        3,802,631
   3,545,000  FPL GROUP CAPITAL INCORPORATED                                                6.00        03/01/2019        3,685,914
   5,580,000  NEVADA POWER COMPANY SERIES A                                                 8.25        06/01/2011        5,889,506
   2,668,000  PACIFICORP                                                                    6.25        10/15/2037        2,783,551
     925,000  PUBLIC SERVICE COMPANY OF COLORADO                                            5.13        06/01/2019          947,387
     790,000  SAN DIEGO GAS & ELECTRIC COMPANY                                              6.00        06/01/2039          803,059
   1,130,000  SOUTHERN COMPANY                                                              4.15        05/15/2014        1,131,081
   1,915,000  SPECTRA ENERGY CAPITAL LLC                                                    7.50        09/15/2038        1,724,862
                                                                                                                         39,171,571
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT: 0.51%
   2,375,000  CISCO SYSTEMS INCORPORATED<<                                                  5.90        02/15/2039        2,300,475
   7,322,000  HEWLETT-PACKARD COMPANY<<                                                     4.75        06/02/2014        7,668,682
                                                                                                                          9,969,157
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 0.86%
   4,545,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                                 7.75        01/15/2019        4,888,816
   1,700,000  KELLOGG COMPANY                                                               4.45        05/30/2016        1,685,723
   1,330,000  KRAFT FOODS INCORPORATED                                                      6.75        02/19/2014        1,446,829
   8,610,000  KRAFT FOODS INCORPORATED                                                      6.13        02/01/2018        8,785,859
                                                                                                                         16,807,227
                                                                                                                     --------------

                   134 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2009

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       Value
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
HEALTH SERVICES: 0.15%
$  3,989,000  COVENTRY HEALTH CARE INCORPORATED                                             5.95%       03/15/2017   $    3,031,720
                                                                                                                     --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.15%
   2,975,000  GOLDMAN SACHS GROUP INCORPORATED                                              5.15        01/15/2014        2,919,317
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.06%
   1,025,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                   7.63        10/15/2018        1,209,879
                                                                                                                     --------------
INSURANCE CARRIERS: 0.19%
   2,595,000  LIBERTY MUTUAL GROUP++                                                        7.50        08/15/2036        1,663,475
   2,345,000  UNITEDHEALTH GROUP INCORPORATED                                               6.88        02/15/2038        2,078,092
                                                                                                                          3,741,567
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS: 0.06%
   1,115,000  XEROX CORPORATION                                                             8.25        05/15/2014        1,131,679
                                                                                                                     --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.90%
   2,825,000  AMERICAN EXPRESS COMPANY<<                                                    7.25        05/20/2014        2,884,051
   3,078,000  AMERICAN EXPRESS COMPANY<<                                                    8.15        03/19/2038        2,995,605
   8,505,000  CITIGROUP FUNDING INCORPORATED                                                2.00        03/30/2012        8,549,558
   4,590,000  CREDIT SUISSE NEW YORK                                                        6.00        02/15/2018        4,265,795
  10,525,000  GOLDMAN SACHS GROUP INCORPORATED<<                                            2.15        03/15/2012       10,666,593
   4,890,000  JPMORGAN CHASE BANK NATIONAL SERIES BKNT<<                                    6.00        10/01/2017        4,697,740
   3,805,000  JPMORGAN CHASE CAPITAL XXV                                                    6.80        10/01/2037        3,217,101
                                                                                                                         37,276,443
                                                                                                                     --------------
OFFICE EQUIPMENT: 0.06%
   1,325,000  XEROX CORPORATION                                                             6.35        05/15/2018        1,152,750
                                                                                                                     --------------
OIL & GAS EXTRACTION: 1.85%
   9,310,000  ANADARKO PETROLEUM CORPORATION                                                7.63        03/15/2014        9,989,332
   5,205,000  ANADARKO PETROLEUM CORPORATION                                                8.70        03/15/2019        5,795,700
   8,350,000  BP AMI LEASING INCORPORATED++                                                 5.52        05/08/2019        8,334,077
   5,420,000  VALERO ENERGY CORPORATION                                                     9.38        03/15/2019        6,067,571
   1,545,000  WEATHERFORD INTERNATIONAL INCORPORATED                                        5.95        06/15/2012        1,522,854
   1,855,000  WEATHERFORD INTERNATIONAL INCORPORATED                                        6.35        06/15/2017        1,736,417
   2,670,000  XTO ENERGY INCORPORATED                                                       5.75        12/15/2013        2,788,756
                                                                                                                         36,234,707
                                                                                                                     --------------
OTHER REVENUE: 0.15%
   2,625,000  TRANSCANADA PIPELINES LIMITED<<                                               7.63        01/15/2039        2,884,140
                                                                                                                     --------------
PHARMACEUTICALS: 0.94%
   2,195,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                                          6.38        05/15/2038        2,319,832
   3,565,000  PFIZER INCORPORATED                                                           6.20        03/15/2019        3,815,652
   5,690,000  PFIZER INCORPORATED                                                           7.20        03/15/2039        6,432,812
   5,737,000  ROCHE HOLDINGS INCORPORATED++                                                 6.00        03/01/2019        5,941,748
                                                                                                                         18,510,044
                                                                                                                     --------------
PIPELINES: 1.08%
   5,790,000  ENERGY TRANSFER PARTNERS LP                                                   8.50        04/15/2014        6,443,766
   4,355,000  ENERGY TRANSFER PARTNERS LP                                                   9.00        04/15/2019        4,861,865
   9,410,000  KINDER MORGAN INCORPORATED                                                    6.50        09/01/2012        9,104,175
     754,000  PLAINS ALL AMERICAN PIPELINE LP                                               6.50        05/01/2018          728,287
                                                                                                                         21,138,093
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 135


Portfolio of Investments--May 31, 2009

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       Value
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
REAL ESTATE: 0.71%
$  6,825,000  WEA FINANCE LLC++                                                             7.50%       06/02/2014   $    6,761,466
   7,690,000  WEA FINANCE LLC++                                                             7.13        04/15/2018        7,208,660
                                                                                                                         13,970,126
                                                                                                                     --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.32%
   1,145,000  HCP INCORPORATED SERIES MTN                                                   6.30        09/15/2016          979,614
   1,085,000  HCP INCORPORATED SERIES MTN<<                                                 6.70        01/30/2018          931,274
   4,150,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                                   5.65        12/15/2013        3,709,316
     700,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                                   6.00        01/30/2017          586,487
                                                                                                                          6,206,691
                                                                                                                     --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.46%
   8,252,000  GOLDMAN SACHS CAPITAL II+/-                                                   5.79        12/29/2049        4,787,456
   5,805,000  GOLDMAN SACHS GROUP INCORPORATED                                              5.45        11/01/2012        5,947,652
   5,190,000  GOLDMAN SACHS GROUP INCORPORATED                                              6.00        05/01/2014        5,276,834
   2,560,000  GOLDMAN SACHS GROUP INCORPORATED                                              5.13        01/15/2015        2,492,058
   3,807,000  GOLDMAN SACHS GROUP INCORPORATED<<                                            7.50        02/15/2019        4,005,916
   7,000,000  GOLDMAN SACHS GROUP INCORPORATED                                              6.75        10/01/2037        5,868,275
   5,147,000  LAZARD GROUP LLC                                                              7.13        05/15/2015        4,491,087
   4,452,000  LAZARD GROUP LLC                                                              6.85        06/15/2017        3,850,797
   1,045,000  MERRILL LYNCH & COMPANY INCORPORATED                                          5.45        02/05/2013          974,084
   5,440,000  MORGAN STANLEY                                                                5.30        03/01/2013        5,455,635
  14,410,000  MORGAN STANLEY                                                                6.00        05/13/2014       14,480,609
   3,565,000  MORGAN STANLEY                                                                7.30        05/13/2019        3,651,779
   4,065,000  MORGAN STANLEY SERIES MTN                                                     5.95        12/28/2017        3,818,864
   2,870,000  MORGAN STANLEY SERIES MTN                                                     6.63        04/01/2018        2,837,227
                                                                                                                         67,938,273
                                                                                                                     --------------
TOBACCO PRODUCTS: 0.39%
   4,740,000  ALTRIA GROUP INCORPORATED                                                     9.70        11/10/2018        5,394,504
   1,960,000  ALTRIA GROUP INCORPORATED                                                     9.95        11/10/2038        2,188,834
                                                                                                                          7,583,338
                                                                                                                     --------------
TRANSPORTATION EQUIPMENT: 0.13%
   2,630,000  DAIMLER NA HOLDING CORPORATION<<                                              6.50        11/15/2013        2,633,892
                                                                                                                     --------------
TOTAL CORPORATE BONDS & NOTES (COST $419,075,454)                                                                       427,303,658
                                                                                                                     --------------
FOREIGN CORPORATE BONDS: 3.82%
   9,715,000  BRITISH SKY BROADCASTING GROUP PLC++                                          9.50        11/15/2018       11,142,988
   3,460,000  BRITISH TELECOM PLC                                                           9.13        12/15/2030        3,633,830
   4,065,000  CREDIT SUISSE NEW YORK                                                        5.00        05/15/2013        4,044,964
   5,235,000  CREDIT SUISSE NEW YORK NY                                                     5.50        05/01/2014        5,287,334
   1,550,000  DIAGEO PLC                                                                    7.38        01/15/2014        1,722,633
   2,660,000  EXPORT-IMPORT BANK OF KOREA EIBKOR                                            5.50        10/17/2012        2,718,600
   2,435,000  FRANCE TELECOM SA                                                             7.75        03/01/2011        2,648,111
   1,980,000  HSBC HOLDINGS PLC                                                             6.80        06/01/2038        1,865,857
   1,340,000  HUSKY ENERGY INCORPORATED                                                     5.90        06/15/2014        1,369,865
   2,185,000  HUSKY ENERGY INCORPORATED                                                     6.80        09/15/2037        1,963,539
   4,090,000  HUSKY ENERGY INCORPORATED<<                                                   7.25        12/15/2019        4,268,254
   2,825,000  HUTCHISON WHAMPOA INTERNATIONAL 09 LIMITED++                                  7.63        04/09/2019        3,007,300
   2,351,000  PETROBRAS INTERNATIONAL FINANCE COMPANY<<                                     5.88        03/01/2018        2,297,122
   3,285,000  PETROBRAS INTERNATIONAL FINANCE COMPANY<<                                     7.88        03/15/2019        3,580,650
   2,395,000  RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                        6.33        09/30/2027        2,144,387
   2,215,000  RIO TINTO FINANCE USA LIMITED                                                 5.88        07/15/2013        2,163,328

                   136 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2009

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
FOREIGN CORPORATE BONDS (continued)
$  1,330,000  ROGERS CABLE INCORPORATED                                                     5.50%       03/15/2014   $    1,339,430
   7,472,000  ROGERS WIRELESS INCORPORATED                                                  6.38        03/01/2014        7,763,707
   3,135,000  STATOILHYDRO ASA<<                                                            5.25        04/15/2019        3,166,786
   2,435,000  TELEFONICA EMISIONES SAU                                                      5.98        06/20/2011        2,571,579
   1,905,000  THOMSON REUTERS CORPORATION                                                   5.95        07/15/2013        1,935,499
   1,095,000  WEATHERFORD INTERNATIONAL LIMITED                                             9.63        03/01/2019        1,235,793
   3,235,000  WESTFIELD GROUP++                                                             5.40        10/01/2012        3,103,821
TOTAL FOREIGN CORPORATE BONDS (COST $73,380,075)                                                                         74,975,377
                                                                                                                     --------------
FOREIGN GOVERNMENT BONDS@: 0.54%
   7,110,000  REPUBLIC OF KOREA (KRW)                                                       7.13        04/16/2019        7,580,191
   2,965,000  REPUBLIC OF SOUTH AFRICA (ZAR)                                                6.88        05/27/2019        2,979,825
TOTAL FOREIGN GOVERNMENT BONDS (COST $10,046,743)                                                                        10,560,016
                                                                                                                     --------------
US TREASURY SECURITIES: 12.62%
US TREASURY BONDS: 3.22%
   1,434,000  US TREASURY BOND<<                                                            8.88        02/15/2019        2,050,620
   2,950,000  US TREASURY BOND<<                                                            7.13        02/15/2023        3,842,375
  10,724,000  US TREASURY BOND<<                                                            6.25        05/15/2030       13,527,318
  15,950,000  US TREASURY BOND<<                                                            5.38        02/15/2031       18,205,426
   1,194,300  US TREASURY BOND<<                                                            4.75        02/15/2037        1,269,130
     786,100  US TREASURY BOND<<                                                            5.00        05/15/2037          868,272
   5,874,000  US TREASURY BOND<<                                                            4.38        02/15/2038        5,900,615
   2,842,000  US TREASURY BOND<<                                                            4.50        05/15/2038        2,917,489
  16,937,000  US TREASURY BOND<<                                                            3.50        02/15/2039       14,594,952
                                                                                                                         63,176,197
                                                                                                                     --------------
US TREASURY NOTES: 9.40%
     650,000  US TREASURY NOTE<<                                                            1.25        11/30/2010          655,538
   9,854,000  US TREASURY NOTE<<                                                            0.88        04/30/2011        9,852,423
      20,000  US TREASURY NOTE                                                              4.63        10/31/2011           21,673
   1,400,000  US TREASURY NOTE<<                                                            3.13        09/30/2013        1,462,016
   3,000,000  US TREASURY NOTE<<                                                            2.75        10/31/2013        3,082,500
  11,414,000  US TREASURY NOTE<<                                                            2.00        11/30/2013       11,340,882
   1,271,000  US TREASURY NOTE<<                                                            1.50        12/31/2013        1,234,360
   2,000,000  US TREASURY NOTE<<                                                            1.88        02/28/2014        1,964,380
  10,474,000  US TREASURY NOTE<<                                                            1.75        03/31/2014       10,215,418
  20,832,000  US TREASURY NOTE<<                                                            1.88        04/30/2014       20,395,778
   1,212,000  US TREASURY NOTE<<                                                            4.75        08/15/2017        1,342,574
   2,949,000  US TREASURY NOTE<<                                                            3.50        02/15/2018        2,981,486
   1,545,200  US TREASURY NOTE<<                                                            4.00        08/15/2018        1,613,164
  40,260,000  US TREASURY NOTE<<                                                            3.75        11/15/2018       41,146,928
  19,299,000  US TREASURY NOTE<<                                                            2.75        02/15/2019       18,136,621
  60,820,000  US TREASURY NOTE<<                                                            3.13        05/15/2019       59,081,156
                                                                                                                        184,526,897
                                                                                                                     --------------
Total US Treasury Securities (Cost $253,893,965)                                                                        247,703,094
                                                                                                                     --------------

   SHARES
------------
COLLATERAL FOR SECURITIES LENDING: 29.46%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 5.46%
  26,778,199  AIM STIT-LIQUID ASSETS PORTFOLIO                                                                           26,778,199
  26,778,199  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                               26,778,199

                   Wells Fargo Advantage Master Portfolios 137


Portfolio of Investments--May 31, 2009

TOTAL RETURN BOND PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
  26,778,199  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             $   26,778,199
  26,778,199  DWS MONEY MARKET SERIES INSTITUTIONAL                                                                      26,778,199
                                                                                                                        107,112,796
                                                                                                                     --------------
  PRINCIPAL                                                                            INTEREST RATE  MATURITY DATE
------------                                                                           -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 24.00%
$  1,929,960  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                               0.47%       06/02/2009        1,929,885
     964,980  AMSTERDAM FUNDING CORPORATION++(p)                                            0.35        06/01/2009          964,961
   7,719,841  ANTALIS US FUNDING CORPORATION++(p)                                           0.35        06/10/2009        7,719,016
  25,170,542  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $25,170,941)                             0.19        06/01/2009       25,170,542
   2,412,450  BANK OF IRELAND                                                               0.40        06/02/2009        2,412,450
   7,237,351  BARTON CAPITAL CORPORATION++(p)                                               0.30        06/03/2009        7,237,110
   2,412,450  BARTON CAPITAL CORPORATION++                                                  0.25        06/12/2009        2,412,233
   2,412,450  BNP PARIBAS (NEW YORK)                                                        0.28        06/08/2009        2,412,438
   7,237,351  BNP PARIBAS (NEW YORK)                                                        1.75        06/16/2009        7,242,470
   6,031,126  BRYANT BANK FUNDING LLC++(p)                                                  0.27        06/22/2009        6,030,086
   4,583,656  BRYANT BANK FUNDING LLC++(p)                                                  0.26        06/26/2009        4,582,762
     265,370  CALCASIEU PARISH LA+/-ss                                                      0.75        12/01/2027          265,370
     771,984  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                   0.75        06/01/2028          771,984
   9,649,801  CALYON (NEW YORK)                                                             0.25        06/22/2009        9,649,801
   9,649,801  CANCARA ASSET SECURITIZATION LIMITED++                                        0.40        06/15/2009        9,648,086
   5,789,881  CBA (DELAWARE) FINANCE INCORPORATED(p)                                        0.26        06/29/2009        5,788,626
   2,470,261  CHEYNE FINANCE LLC+++/-####(a)(i)                                             0.00        02/25/2008           40,759
     639,902  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                     1.10        10/01/2038          639,902
   1,206,225  COOK COUNTY IL+/-ss                                                           0.90        11/01/2030        1,206,225
   5,789,881  DANSKE BANK A/S COPENHAGEN                                                    0.38        06/01/2009        5,789,881
   4,101,166  DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                  2.00        12/15/2037        4,101,166
   2,870,816  DEUTSCHE BANK (NEW YORK)                                                      0.62        06/25/2009        2,871,479
  25,170,542  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $25,170,920)                    0.18        06/01/2009       25,170,542
   8,684,821  DEXIA CREDIT LOCAL DE FRANCE SA                                               0.35        06/01/2009        8,684,821
   5,590,854  DNB NOR BANK ASA                                                              0.78        06/29/2009        5,593,088
   3,377,430  E.ON AG++                                                                     0.41        06/02/2009        3,377,315
   5,789,881  E.ON AG++                                                                     0.35        06/11/2009        5,789,205
   3,618,676  EBBETS FUNDING LLC++(p)                                                       0.50        06/02/2009        3,618,525
   1,688,715  EBBETS FUNDING LLC++(p)                                                       0.50        06/03/2009        1,688,621
     964,980  ELYSIAN FUNDING LLC++(p)                                                      0.50        06/02/2009          964,940
   2,171,205  ELYSIAN FUNDING LLC++(p)                                                      0.50        06/03/2009        2,171,085
   9,649,801  FAIRWAY FINANCE CORPORATION++(p)                                              0.25        06/22/2009        9,648,260
   9,167,311  FORTIS FUNDING LLC++                                                          0.23        06/01/2009        9,167,194
   2,894,940  GDF SUEZ++                                                                    0.28        06/18/2009        2,894,513
   7,237,351  GDF SUEZ++                                                                    0.30        06/19/2009        7,236,145
   3,618,676  GEMINI SECURITIZATION INCORPORATED++(p)                                       0.28        06/17/2009        3,618,169
   2,736,442  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $2,736,481)                              0.17        06/01/2009        2,736,442
     723,735  GRAMPIAN FUNDING++(p)                                                         0.39        06/04/2009          723,696
   5,042,624  GRYPHON FUNDING LIMITED(a)(i)                                                 0.00        08/23/2009        1,589,435
     398,054  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                         2.10        11/01/2042          398,054
   1,954,085  HOUSTON TX UTILITY SYSTEM+/-ss                                                0.55        05/15/2034        1,954,085
     689,961  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                       0.35        07/01/2029          689,961
     482,490  INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                            0.75        01/01/2018          482,490
   4,824,901  INTESA FUNDING LLC                                                            0.25        06/01/2009        4,824,834
   2,653,695  IRISH LIFE & PERMANENT PLC++                                                  0.55        06/02/2009        2,653,574
   1,688,715  IRISH LIFE & PERMANENT PLC++                                                  0.60        06/03/2009        1,688,603
   2,412,450  IRISH LIFE & PERMANENT PLC++                                                  0.60        06/05/2009        2,412,209

                   138 Wells Fargo Advantage Master Portfolios


                                          Portfolio of Investments--May 31, 2009

TOTAL RETURN BOND PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  5,307,391  JPMORGAN CHASE FUNDING INCORPORATED++                                         0.25%       06/02/2009   $    5,307,280
     723,735  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                        0.65        04/15/2025          723,735
   5,548,636  KBC BANK NV BRUSSELS                                                          0.35        06/01/2009        5,548,636
   5,307,391  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                                0.28        06/01/2009        5,307,308
     698,646  KITTY HAWK FUNDING CORPORATION++                                              0.27        06/04/2009          698,619
   6,905,398  KITTY HAWK FUNDING CORPORATION++                                              0.26        06/25/2009        6,904,101
   9,408,556  LIBERTY STREET FUNDING CORPORATION++(p)                                       0.26        06/22/2009        9,406,994
   3,473,929  LMA AMERICAS LLC++(p)                                                         0.29        06/23/2009        3,473,257
   6,031,126  MASSACHUSETTS HEFA+/-ss                                                       0.30        10/01/2034        6,031,126
   4,583,656  MATCHPOINT MASTER TRUST++                                                     0.30        06/16/2009        4,583,006
   4,824,901  MATCHPOINT MASTER TRUST++(p)                                                  0.30        06/26/2009        4,823,815
     964,980  MISSISSIPPI STATE GO+/-ss                                                     2.00        11/01/2028          964,980
   7,719,841  MONT BLANC CAPITAL CORPORATION++(p)                                           0.30        06/19/2009        7,718,554
     723,735  MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                     0.26        02/01/2036          723,735
   9,649,801  NATIONWIDE BUILDING SOCIETY++                                                 0.28        06/18/2009        9,648,375
   4,101,166  NATIXIS                                                                       0.28        06/04/2009        4,101,166
     482,490  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                      3.50        01/01/2018          482,490
   3,232,683  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                  0.30        06/17/2009        3,232,199
     909,735  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     0.40        06/17/2009          909,553
   2,412,450  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                  0.30        06/22/2009        2,411,988
   1,206,225  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                      0.44        01/01/2034        1,206,225
   7,237,351  OLD LINE FUNDING CORPORATION++(p)                                             0.30        06/04/2009        7,237,050
   9,649,801  PRUDENTIAL PLC++                                                              0.37        06/17/2009        9,648,016
  10,614,782  RABOBANK NEDERLAND NV (NEW YORK)                                              0.19        06/01/2009       10,614,782
   7,719,841  RANGER FUNDING CORPORATION++(p)                                               0.30        06/16/2009        7,718,747
   1,326,848  REGENCY MARKETS #1 LLC++(p)                                                   0.30        06/10/2009        1,326,726
   4,221,788  REGENCY MARKETS #1 LLC++(p)                                                   0.37        06/10/2009        4,221,311
   3,383,703  REGENCY MARKETS #1 LLC++(p)                                                   0.38        06/15/2009        3,383,131
   2,533,073  ROYAL BANK OF SCOTLAND (NEW YORK)                                             1.25        06/03/2009        2,533,354
   4,824,901  ROYAL BANK OF SCOTLAND PLC                                                    0.25        06/01/2009        4,824,901
   3,739,298  ROYAL BANK OF SCOTLAND PLC(p)                                                 0.35        06/01/2009        3,739,225
   5,789,881  SALISBURY RECEIVABLES COMPANY++(p)                                            0.25        06/22/2009        5,788,956
   2,291,828  SANPAOLO IMI US FINANCIAL COMPANY                                             0.29        06/01/2009        2,291,791
   4,342,411  SCALDIS CAPITAL LIMITED++(p)                                                  0.45        06/04/2009        4,342,139
   4,583,656  SCALDIS CAPITAL LIMITED++(p)                                                  0.45        06/05/2009        4,583,312
   3,504,084  SHEFFIELD RECEIVABLES CORPORATION++                                           0.30        06/02/2009        3,503,997
   3,618,676  SHEFFIELD RECEIVABLES CORPORATION++                                           0.30        06/05/2009        3,618,495
  10,132,291  SOCIETE GENERALE BANNON LLC                                                   0.32        06/25/2009       10,132,291
   7,237,351  STARBIRD FUNDING CORPORATION++(p)                                             0.30        06/15/2009        7,236,386
   7,237,351  STRAIGHT A FUNDING LLC++(p)                                                   0.28        06/24/2009        7,235,944
   2,308,474  SVENSKA HANDELSBANKEN (NEW YORK)                                              1.00        06/12/2009        2,309,098
   3,618,676  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                       0.25        06/03/2009        3,618,575
   6,031,126  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                       0.30        06/18/2009        6,030,171
   9,653,903  THUNDER BAY FUNDING INCORPORATED++                                            0.30        06/01/2009        9,653,742
   9,649,801  TULIP FUNDING CORPORATION++(p)                                                0.26        06/26/2009        9,647,920
   1,592,217  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                             0.35        07/01/2032        1,592,217
   4,583,656  UBS AG (STAMFORD CT)                                                          1.34        06/02/2009        4,584,053
   6,031,126  UBS FINANCE (DELAWARE) LLC                                                    0.20        06/01/2009        6,031,059
  10,132,291  UNICREDITO ITALIANO (NEW YORK)                                                0.45        06/30/2009       10,132,331
     723,735  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-                               0.58        12/15/2040          723,735
     964,980  VERSAILLES CP LLC++(p)                                                        0.55        06/02/2009          964,936
   2,171,205  VERSAILLES CP LLC++(p)                                                        0.50        06/03/2009        2,171,085
   4,309,959  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.34        05/02/2008        1,810,183
   4,328,279  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.32        08/07/2008        1,817,877
   6,834,284  VICTORIA FINANCE LLC+++/-####(a)(i)                                           0.66        04/03/2008        2,870,397
                                                                                                                        470,808,113
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $586,317,839)                                                             577,920,909
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 139


Portfolio of Investments--May 31, 2009

TOTAL RETURN BOND PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
SHORT-TERM INVESTMENTS: 7.19%
 141,016,509  WELLS FARGO ADVANTAGE CASH INVESTMENT FUND~+++                                                         $  141,016,509
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $141,016,509)                                                                        141,016,509
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,872,670,852)*                                                        147.19%                                $2,887,701,347
OTHER ASSETS AND LIABILITIES, NET                                             (47.19)                                  (925,812,812)
                                                                              ------                                 --------------
TOTAL NET ASSETS                                                              100.00%                                $1,961,888,535
                                                                              ------                                 --------------

  PRINCIPAL                                                                            INTEREST RATE  MATURITY DATE
------------                                                                           -------------  -------------
SCHEDULE OF TBA SALE COMMITMENTS: (7.48%)
FEDERAL HOME LOAN MORTGAGE CORPORATION: (1.69%)
$(32,000,000) FHLMC%%                                                                       5.00%       06/15/2018      (33,089,984)
                                                                                                                     --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: (5.80%)
  (7,000,000) FNMA%%                                                                        6.00        06/01/2021       (7,385,000)
 (41,000,000) FNMA%%                                                                        6.00        06/01/2034      (42,921,875)
 (41,400,000) FNMA%%                                                                        5.50        06/01/2023      (43,198,333)
 (19,538,000) FNMA%%                                                                        5.50        06/01/2032      (20,197,408)
                                                                                                                       (113,702,616)
                                                                                                                     --------------
TOTAL TBA SALE COMMITMENTS (PROCEEDS RECEIVED $(146,505,588))                                                          (146,792,600)
                                                                                                                     --------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

%%   Securities issued on a when-issued (TBA) basis. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

@    Foreign bond principal is denominated in local currency.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

(p)  Asset-backed Commercial Paper.

(l) Long-term security of an affiliate of the fund with a total cost of $20,754,033.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++ Short-term security of an affiliate of the Fund with a cost of $141,016,509.

* Cost for federal income tax purposes is $2,883,762,289 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 45,474,375
Gross unrealized depreciation                 (41,535,317)
                                             ------------
Net unrealized appreciation (depreciation)   $  3,939,058

The accompanying notes are an integral part of these financial statements.

                   140 Wells Fargo Advantage Master Portfolios


                              Statements of Assets and Liabilities--May 31, 2009

                                                                   Inflation-        Managed                          Total
                                                                    Protected         Fixed          Stable          Return
                                                                      Bond           Income          Income           Bond
                                                                    Portfolio       Portfolio       Portfolio       Portfolio
                                                                  ------------   --------------   ------------   --------------
ASSETS
   Investments
      In securities, at value (including securities on loan) ..   $142,944,437    $479,461,228    $315,083,521   $2,148,300,300
                                                                  ------------    ------------    ------------   --------------
      Collateral received for securities loaned (Note 2) ......     69,296,481      43,474,310      21,416,562      577,920,909
      In affiliates ...........................................      2,720,452      83,504,250      59,750,616      161,480,138
                                                                  ------------    ------------    ------------   --------------
   Total investments at value (see cost below) ................    214,961,370     606,439,788     396,250,699    2,887,701,347
                                                                  ------------    ------------    ------------   --------------
   Segregated Cash ............................................              0         656,000               0          100,000
   Cash .......................................................              0         347,717               0                0
   Variation margin receivable on futures contracts ...........         19,531         400,391               0                0
   Receivable for investments sold ............................              0       1,100,157           1,152      433,635,561
   Receivables for dividends and interest .....................        996,316       4,799,034       1,218,702       20,857,500
   Unrealized gain for swaps, MMD rate locks ..................              0               0               0          182,073
                                                                  ------------    ------------    ------------   --------------
Total assets ..................................................    215,977,217     613,743,087     397,470,553    3,342,476,481
                                                                  ------------    ------------    ------------   --------------
LIABILITIES
   Securities sold short, at fair value .......................              0               0               0      146,792,600
   Payable for investments purchased ..........................              0      74,681,447               0      644,493,045
   Unrealized loss for swaps, MMD rate locks ..................              0               0               0          118,392
   Payable upon receipt of securities loaned (Note 2) .........     70,755,834      45,397,243      22,767,280      588,597,866
   Payable to investment advisor and affiliates (Note 3) ......         48,940         153,559         123,438          566,087
   Accrued expenses and other liabilities .....................         43,207          26,917          22,405           19,956
                                                                  ------------    ------------    ------------   --------------
Total liabilities .............................................     70,847,981     120,259,166      22,913,123    1,380,587,946
                                                                  ------------    ------------    ------------   --------------
TOTAL NET ASSETS ..............................................   $145,129,236    $493,483,921    $374,557,430   $1,961,888,535
                                                                  ------------    ------------    ------------   --------------
Investments at cost ...........................................   $214,925,666    $668,371,246    $451,751,764   $2,872,670,852
                                                                  ------------    ------------    ------------   --------------
Securities on loan, at value (Note 2) .........................   $ 67,771,791    $ 42,232,178    $ 20,593,571   $  564,319,256
                                                                  ------------    ------------    ------------   --------------
Proceeds received on TBA Sale Commitments (Note 2) ............   $          0    $          0    $          0   $  146,505,588
                                                                  ------------    ------------    ------------   --------------
Net unrealized appreciation (depreciation) of Futures .........   $     (8,300)   $    (56,055)   $          0   $            0
                                                                  ------------    ------------    ------------   --------------

----------
The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 141


Statements of Operations--For the Year Ended May 31, 2009

                                                                  Inflation-      Managed                        Total
                                                                  Protected        Fixed         Stable         Return
                                                                     Bond         Income         Income          Bond
                                                                  Portfolio      Portfolio      Portfolio      Portfolio
                                                                 -----------   ------------   ------------   ------------
INVESTMENT INCOME
   Interest ..................................................   $ 2,782,195   $ 30,407,882   $ 16,565,015   $ 86,604,208
   Income from affiliated securities .........................        21,736      1,127,207      1,427,594      2,734,671
   Securities lending income .................................       233,248        190,065         49,634      1,152,284
                                                                 -----------   ------------   ------------   ------------
Total investment income ......................................     3,037,179     31,725,154     18,042,243     90,491,163
                                                                 -----------   ------------   ------------   ------------
EXPENSES
   Advisory fees .............................................       584,937      2,306,728      1,731,497      6,318,860
   Custody fees ..............................................        29,247        116,546         86,580        339,708
   Professional fees .........................................        32,113         40,426         34,911         40,142
   Shareholder reports .......................................         3,287          1,744            878          3,512
   Trustees' fees ............................................        10,578         10,578         10,578         10,578
   Other fees and expenses ...................................         1,606          9,165          5,781         22,777
                                                                 -----------   ------------   ------------   ------------
Total expenses ...............................................       661,768      2,485,187      1,870,225      6,735,577
                                                                 -----------   ------------   ------------   ------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..............      (115,465)      (494,013)       (51,707)       (65,434)
   Net expenses ..............................................       546,303      1,991,174      1,818,518      6,670,143
                                                                 -----------   ------------   ------------   ------------
Net investment income (loss) .................................     2,490,876     29,733,980     16,223,725     83,821,020
                                                                 -----------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency
      translation ............................................    (1,539,037)    (9,818,752)       363,343     (3,091,947)
   Investments of collateral received for securities loaned         (264,465)      (479,454)      (340,576)    (2,280,027)
   Futures transactions ......................................       105,759      2,648,570              0              0
   Options, swap agreements, MMD rate locks and short sale
      transactions ...........................................             0        414,069              0         83,122
                                                                 -----------   ------------   ------------   ------------
Net realized gain and loss from investments ..................    (1,697,743)    (7,235,567)        22,767     (5,288,852)
                                                                 -----------   ------------   ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency
      translation ............................................    (2,870,170)   (37,985,006)   (30,540,542)    31,856,673
   Investments of collateral received for securities loaned         (582,224)      (423,760)      (199,826)    (3,314,020)
   Futures transactions ......................................        (8,300)       385,851              0              0
   Options, swap agreements, MMD rate locks and short sale
      transactions ...........................................             0        198,700              0       (223,331)
                                                                 -----------   ------------   ------------   ------------
Net change in unrealized appreciation (depreciation) of
   investments ...............................................    (3,460,694)   (37,824,215)   (30,740,368)    28,319,322
                                                                 -----------   ------------   ------------   ------------
Net realized and unrealized gain (loss) on investments .......    (5,158,437)   (45,059,782)   (30,717,601)    23,030,470
                                                                 -----------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ................................................   $(2,667,561)  $(15,325,802)  $(14,493,876)  $106,851,490
                                                                 -----------   ------------   ------------   ------------

----------
The accompanying notes are an integral part of these financial statements.

                        142 Wells Fargo Advantage Master


                                  Portfolios Statements of Changes in Net Assets

                                                                                  INFLATION-PROTECTED BOND PORTFOLIO
                                                                                  ----------------------------------
                                                                                      For the            For the
                                                                                     Year Ended        Year Ended
                                                                                    May 31, 2009      May 31, 2008
                                                                                  ---------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................    $ 167,675,358      $ 195,213,636
OPERATIONS
   Net investment income (loss) ...............................................        2,490,876         10,089,712
   Net realized gain (loss) on investments ....................................       (1,697,743)         1,935,040
   Net change in unrealized appreciation (depreciation) of investments ........       (3,460,694)         9,638,550
                                                                                   -------------      -------------
Net increase (decrease) in net assets resulting from operations ...............       (2,667,561)        21,663,302
                                                                                   -------------      -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................       84,069,763         68,293,725
   Withdrawals ................................................................     (103,948,324)      (117,495,305)
                                                                                   -------------      -------------
Net increase (decrease) from transactions in investors' beneficial interests ..      (19,878,561)       (49,201,580)
                                                                                   -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                (22,546,122)       (27,538,278)
                                                                                   -------------      -------------
ENDING NET ASSETS .............................................................    $ 145,129,236      $ 167,675,358
                                                                                   -------------      -------------

----------
The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 143


Statements of Changes in Net Assets

MANAGED FIXED INCOME PORTFOLIO      STABLE INCOME PORTFOLIO        TOTAL RETURN BOND PORTFOLIO
------------------------------   -----------------------------   -------------------------------
   For the         For the          For the         For the         For the           For the
  Year Ended      Year Ended       Year Ended      Year Ended      Year Ended       Year Ended
 May 31, 2009    May 31, 2008     May 31, 2009    May 31, 2008    May 31, 2009     May 31, 2008
-------------   --------------   -------------   -------------   --------------   --------------
$ 774,310,509    $ 997,987,402   $ 511,549,484   $ 600,278,127   $1,816,941,206   $1,878,845,069
   29,733,980       46,634,496      16,223,725      26,761,594       83,821,020       94,870,948
   (7,235,567)      13,119,597          22,767       1,293,444       (5,288,852)      27,408,655
  (37,824,215)     (16,736,169)    (30,740,368)    (22,133,282)      28,319,322        3,113,584
-------------    -------------   -------------   -------------   --------------   --------------
  (15,325,802)      43,017,924     (14,493,876)      5,921,756      106,851,490      125,393,187
-------------    -------------   -------------   -------------   --------------   --------------
  287,118,178      258,697,887      65,645,782     109,900,777      624,285,153      438,744,029
 (552,618,964)    (525,392,704)   (188,143,960)   (204,551,176)    (586,189,314)    (626,041,079)
-------------    -------------   -------------   -------------   --------------   --------------
 (265,500,786)    (266,694,817)   (122,498,178)    (94,650,399)      38,095,839     (187,297,050)
-------------    -------------   -------------   -------------   --------------   --------------
 (280,826,588)    (223,676,893)   (136,992,054)    (88,728,643)     144,947,329      (61,903,863)
-------------    -------------   -------------   -------------   --------------   --------------
$ 493,483,921    $ 774,310,509   $ 374,557,430   $ 511,549,484   $1,961,888,535   $1,816,941,206
-------------    -------------   -------------   -------------   --------------   --------------

                   144 Wells Fargo Advantage Master Portfolios


                                                            Financial Highlights

                                        Ratio to Average Net Assets (Annualized)(1)
                                      -----------------------------------------------               Portfolio
                                      Net Investment     Gross    Expenses      Net       Total      Turnover
                                       Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(8)
                                      --------------   --------   --------   --------   ---------   ---------
INFLATION-PROTECTED BOND PORTFOLIO
June 1, 2008 to May 31, 2009 ......        1.70%         0.45%      (0.08)%    0.37%      (1.33)%       53%
June 1, 2007 to May 31, 2008 ......        5.78%         0.48%      (0.08)%    0.40%      12.78%        40%
June 1, 2006 to May 31, 2007 ......        4.39%         0.49%      (0.15)%    0.34%       4.31%        37%
July 25, 2005(3) to May 31, 2006 ..        4.29%         0.52%       0.00%     0.52%      (1.77)%       47%

MANAGED FIXED INCOME PORTFOLIO
June 1, 2008 to May 31, 2009 ......        5.09%         0.43%      (0.09)%    0.34%      (1.72)%      132%
June 1, 2007 to May 31, 2008 ......        5.23%         0.46%      (0.16)%    0.30%       4.24%        32%
June 1, 2006 to May 31, 2007 ......        5.23%         0.45%      (0.18)%    0.27%       6.72%        30%
June 1, 2005 to May 31, 2006 ......        5.02%         0.45%      (0.27)%    0.19%       0.12%        25%
June 1, 2004 to May 31, 2005 ......        4.70%         0.49%      (0.14)%    0.35%       7.02%        53%

STABLE INCOME PORTFOLIO
June 1, 2008 to May 31, 2009 ......        3.74%         0.43%      (0.01)%    0.42%      (2.73)%        7%
June 1, 2007 to May 31, 2008 ......        4.67%         0.47%      (0.14)%    0.33%       0.78%        22%
June 1, 2006 to May 31, 2007 ......        4.67%         0.47%      (0.10)%    0.37%       5.30%        21%
June 1, 2005 to May 31, 2006 ......        4.29%         0.47%      (0.03)%    0.44%       2.91%        23%
June 1, 2004 to May 31, 2005 ......        2.06%         0.48%      (0.12)%    0.36%       2.47%        43%

TOTAL RETURN BOND PORTFOLIO
June 1, 2008 to May 31, 2009 ......        4.92%         0.40%      (0.01)%    0.39%       6.58%       633%(7)
June 1, 2007 to May 31, 2008 ......        5.05%         0.42%      (0.02)%    0.40%       6.72%       572%(6)
June 1, 2006 to May 31, 2007 ......        5.02%         0.42%      (0.03)%    0.39%       6.76%       665%(5)
July 25, 2005(3) to May 31, 2006 ..        4.44%         0.43%       0.00%     0.43%      (0.16)%      704%(4)

----------
(1.) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
     3).

(2.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3.) Commencement of operations.

(4.) Portfolio turnover ratio excluding TBAs is 431%.

(5.) Portfolio turnover ratio excluding TBAs is 335%.

(6.) Portfolio turnover ratio excluding TBAs is 316%.

(7.) Portfolio turnover ratio excluding TBAs is 242%.

(8.) Portfolio turnover rates presented for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 145


Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of May 31, 2009, the Trust has 23 separate investment portfolios. These financial statements present the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio, and Total Return Bond Portfolio (each, a "Fund" or a "Portfolio" and collectively, the "Funds" or the "Portfolios").

Interests in the Funds are sold without any sales charge solely in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Investments in other mutual funds (the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

                   146 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

FAIR VALUATION MEASUREMENTS

In accordance with the Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

*    Level 1 - quoted prices in active markets for identical investments

* Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Portfolios' investments in securities:

                                                                                    Total Fair Value
PORTFOLIO                                Level 1         Level 2        Level 3     as of 05/31/2009
-----------------------------------   ------------   --------------   -----------   ----------------
INFLATION PROTECTED BONDS PORTFOLIO   $ 15,503,476   $  198,161,405   $ 1,296,489    $  214,961,370
MANAGED FIXED INCOME PORTFOLIO          87,342,716      502,342,450    16,754,622       606,439,788
STABLE INCOME PORTFOLIO                 59,434,915      317,392,335    19,423,449       396,250,699
TOTAL RETURN BOND PORTFOLIO            248,129,305    2,615,290,997    24,281,045     2,887,701,347

The following is a summary of the inputs used as of May 31, 2009 in valuing the Portfolios' investments in other financial instruments:*

                                                                      Total Unrealized
                                                                        Appreciation/
PORTFOLIO                              Level 1    Level 2   Level 3    (Depreciation)
-----------------------------------   --------   --------   -------   ----------------
INFLATION PROTECTED BONDS PORTFOLIO   $ (8,300)  $      0      $0         $  (8,300)
MANAGED FIXED INCOME PORTFOLIO         (56,055)         0       0           (56,055)
STABLE INCOME PORTFOLIO                      0          0       0                 0
TOTAL RETURN BOND PORTFOLIO                  0   (223,331)      0          (223,331)

* Other financial instruments may include: futures, sale commitments, and swaps.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Portfolio's liabilities carried at fair value:

                                                                 Total Fair Value
Portfolio                     Level 1     Level 2      Level 3   as of 05/31/2009
---------------------------   -------   ------------   -------   ----------------
TOTAL RETURN BOND PORTFOLIO      0      $146,792,600      0        $146,792,600

                  Wells Fargo Advantage Master Portfolios 147


                                                   Notes to Financial Statements

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                     INFLATION      MANAGED
                                     PROTECTED    FIXED INCOME   STABLE INCOME    TOTAL RETURN
                                     PORTFOLIO      PORTFOLIO      PORTFOLIO     BOND PORTFOLIO
                                    -----------   ------------   -------------   --------------
Balance as of 05/31/2008            $ 6,604,921    $30,717,480    $ 35,588,953    $ 63,481,391
   Accrued discounts (premiums)               0         (2,068)        201,030          (1,575)
   Realized gain (loss)                (264,465)      (478,947)       (367,083)     (1,947,457)
Change in unrealized appreciation
   (depreciation)                      (582,224)    (2,870,517)     (1,389,105)     (3,235,411)
   Net purchases (sales)             (4,461,743)    (4,307,146)    (14,610,346)    (34,015,903)
   Transfer in (out) of Level 3               0     (6,304,180)              0               0
Balance as of 05/31/2009            $ 1,296,489    $16,754,622    $ 19,423,449    $ 24,281,045

                                     INFLATION      MANAGED
                                     PROTECTED    FIXED INCOME   STABLE INCOME    TOTAL RETURN
                                     PORTFOLIO      PORTFOLIO      PORTFOLIO     BOND PORTFOLIO
                                    -----------   ------------   -------------   --------------
Change in unrealized appreciation
   (depreciation) relating to
   securities held at the end of
   reporting period                  $(582,224)    $(2,870,517)   $(1,389,105)    $(3,235,411)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: May 31, 2006; May 31, 2007; May 31, 2008; May 31, 2009) are subject to examination by the Internal Revenue Service and state departments of revenue.

FUTURES CONTRACTS

Certain Funds are subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives through its investments in futures contracts. Certain Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted

                  148 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

As of May 31, 2009, the Funds listed below held the following future contracts:

                                                                                                 Net Unrealized
                                                                    Expiration      Notional      Appreciation
PORTFOLIO                            Contracts        Type             Date           Amount     (Depreciation)
----------------------------------   ---------   --------------   --------------   -----------   --------------
INFLATION PROTECTED BOND PORTFOLIO     10 Long   U.S. Long Bond   September 2009   $ 1,184,863      $ (8,300)
MANAGED FIXED INCOME PORTFOLIO        205 Long   U.S. Long Bond   September 2009    24,175,586       (56,055)

The total notional amount of futures contracts in the table above is representative of the volume of derivative activity during the year ended May 31, 2009.

The fair value, realized gains or losses and change in unrealized gains or losses on derative instruments are reflected in the appropriate financial statements.

TBA SALE COMMITMENTS

A Fund may enter into To Be Announced ("TBA") sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at year ended May 31, 2009, are listed after the Fund's Portfolio of Investments.

TREASURY INFLATION-PROTECTED SECURITIES

Certain Funds invest in inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

CREDIT DEFAULT SWAPS

Certain Funds are subject to credit risk in the normal course of pursuing its investment objectives through its investments in credit default swap contracts. The Funds may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the

                  Wells Fargo Advantage Master Portfolios 149


Notes to Financial Statements

credit event is settled based on that name's weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Funds may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, a Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

If a Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by a Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

At May 31, 2009 the following Fund had open credit default swap contracts:

Credit default swaps on debt obligations - Buy protection

                                                          Rating of               Fixed  Frequency              Upfront
                                             Reference    Reference             Payments     of                 Premium
                                                Debt         Debt     Notional   Made by  Payments   Market      Paid/   Unrealized
Portfolio      Expiration   Counterparty     Obligation  Obligation*   Amount   the Fund    Made      Value   (Received) Gain/(Loss)
-------------- ---------- ---------------- ------------- ----------- ---------- -------- --------- ---------- ---------- -----------
TOTAL RETURN   3/20/2014  Bank of America  McDonald's
BOND PORTFOLIO                             Corporation,
                                           4.125%,
                                           06/01/2013**        A3    $2,500,000  $ 3,750 Quarterly $2,476,112     $0      $(23,888)

               3/20/2014  Barclays Capital YUM! Brands
                                           Incorporated,
                                           6.25%,
                                           03/15/2018**       Baa3    2,500,000    6,750 Quarterly  2,461,432      0       (38,568)

               3/20/2014  JPMorgan Chase   CenturyTel,
                                           Incorporated,
                                           6%,
                                           04/01/2017**       Baa3    5,000,000   14,125 Quarterly  4,944,064      0       (55,936)

                   150 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

Credit default swaps on debt obligations - Sell protection

                                                                                 Fixed
                                                          Rating of            Payments Frequency              Upfront
                                              Reference   Reference            Received     of                 Premium
                                                Debt        Debt     Notional     by     Payments   Market      Paid/   Unrealized
Portfolio      Expiration   Counterparty     Obligation  Obligation   Amount   the Fund    Made      Value   (Received) Gain/(Loss)
-------------- ---------- ---------------- ------------- ---------- ---------- -------- --------- ---------- ---------- -----------
TOTAL RETURN    3/20/2014 Bank of America  Verizon
                                           Corporation,
BOND PORTFOLIO                             7.375%,
                                           11/15/2013**       A2    $5,000,000 $15,625  Quarterly $5,085,696     $0       $85,696
                3/20/2014 Barclays Capital Wal-Mart
                                           Stores
                                           Incorporated,
                                           5.875%,
                                           04/05/2027**      Aa2     5,000,000  12,250  Quarterly  5,096,377      0        96,377

* Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

**   The Fund entered into the swap contract to gain and hedge credit exposure.

The total notional amount of credit default swaps contracts in the tables above are representative of the volume of derivative activity during the year ended May 31, 2009.

INTEREST RATE SWAPS

Certain Funds are subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may enter into interest rate swap contracts for hedging purposes to manage the Fund's exposure to interest rates. Interest rate swaps involve the exchange between the Fund and another party of their commitments to pay or receive interest based on a notional principal amount.

The value of the swap contract is marked-to-market daily based upon quotations from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Payments made or received are recorded as realized gains or losses. The Funds could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association
(GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that

                   Wells Fargo Advantage Master Portfolios 151


Notes to Financial Statements

such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans is generally invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the year ended May 31, 2009, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statement of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at May 31, 2009, are shown on the Statements of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

                   152 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

As of May 31, 2009, the following Funds owned certain of these types of SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                  Defaulted SIVs
PORTFOLIO                        ($Market Value)   % of Net Assets
------------------------------   ---------------   ---------------
INFLATION-PROTECTED PORTFOLIO       $1,042,980           0.72%
MANAGED FIXED INCOME PORTFOLIO         507,803           0.10%
STABLE INCOME PORTFOLIO                486,397           0.13%
TOTAL RETURN PORTFOLIO               6,539,216           0.33%

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. As of May 31, 2009, Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                     Subadvisory
                                                             Advisory Fees                                            Fees (% of
                                          Average Daily      (% of Average                         Average Daily    Average Daily
PORTFOLIO                                  Net Assets      Daily Net Assets)     Subadviser         Net Assets       Net Assets)
-------------------------------------  ------------------  -----------------  ----------------  ------------------  -------------
INFLATION-PROTECTED BOND PORTFOLIO(1)  First $500 million        0.400          Wells Capital   First $100 million      0.200
                                        Next $500 million        0.375           Management      Next $200 million      0.175
                                          Next $2 billion        0.350          Incorporated     Next $200 million      0.150
                                          Next $2 billion        0.325                           Over $500 million      0.100
                                          Over $5 billion        0.300
MANAGED FIXED INCOME PORTFOLIO(1,2)    First $500 million        0.400        Galliard Capital  First $500 million      0.100
                                        Next $500 million        0.375           Management        Next $1 billion      0.050
                                          Next $2 billion        0.350          Incorporated     Over $1.5 billion      0.030
                                          Next $2 billion        0.325
                                          Over $5 billion        0.300
STABLE INCOME PORTFOLIO(1,2)           First $500 million        0.400        Galliard Capital  First $500 million      0.100
                                        Next $500 million        0.375           Management        Next $1 billion      0.050
                                          Next $2 billion        0.350          Incorporated     Over $1.5 billion      0.030
                                          Next $2 billion        0.325
                                          Over $5 billion        0.300
TOTAL RETURN BOND PORTFOLIO(1)         First $500 million        0.400          Wells Capital   First $100 million      0.200
                                        Next $500 million        0.375           Management      Next $200 million      0.175
                                          Next $2 billion        0.350          Incorporated     Next $200 million      0.150
                                          Next $2 billion        0.325                           Over $500 million      0.100
                                          Over $5 billion        0.300

1. Prior to June 1, 2008, the following advisory fee schedule was charged to the Portfolio as a percentage of the Portfolio's daily net assets: 0.45% for the first $500 million; 0.40% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

2. Assets of the Managed Fixed Income Portfolio and Stable Income Portfolio are combined for purposes of determining the appropriate sub-advisory fee payable to Galliard Capital Management Incorporated for such Portfolios, and the breakpoints set forth above are based on the combined assets of such Portfolios.

                  Wells Fargo Advantage Master Portfolios 153


Notes to Financial Statements

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Trust.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                   % of Average
PORTFOLIO        Daily Net Assets
--------------   ----------------
All Portfolios         0.02

OTHER FEES AND EXPENSES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust. PNC currently does not receive a fee for its services for the Income Master Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on each Fund's Statement of Operations, for the year ended May 31, 2009, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody fees collected.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended May 31, 2009, were as follows:

PORTFOLIO                            Purchases at Cost    Sales Proceeds
----------------------------------   -----------------   ---------------
INFLATION-PROTECTED BOND PORTFOLIO    $    77,577,291    $    96,093,166
MANAGED FIXED INCOME PORTFOLIO            757,062,049        948,205,665
STABLE INCOME PORTFOLIO                    26,851,816         34,790,134
TOTAL RETURN BOND PORTFOLIO           $11,954,253,498    $11,723,788,080

5. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly"("FAS 157-4"). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

                  154 Wells Fargo Advantage Master Portfolios


                         Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio, and Total Return Bond Portfolio, (collectively the "Portfolios"), four of the portfolios constituting the Wells Fargo Master Trust, as of May 31, 2009, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of the Wells Fargo Master Trust as of May 31, 2009, the results of their operations for the year then ended, changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting standards.

Philadelphia, Pennsylvania
July 24, 2009



ITEM 2.   CODE OF ETHICS
=======================

As of the end of the period, May 31, 2009, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Master Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2008 and May 31, 2009 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

          For the fiscal years ended May 31, 2008 and May 31, 2009, the Audit Fees were $ 512,960 and $535,740, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended May 31, 2008 and May 31, 2009 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2008 and May 31, 2009 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

          For the fiscal years ended May 31, 2008 and May 31, 2009, the Tax Fees were $ 31,680 and $33,000, respectively. The incurred Tax Fees are comprised of excise tax review services.

          For the fiscal years ended May 31, 2007 and May 31, 2008, the Tax Fees were $ 72,490 and $73,610, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended May 31, 2008 and May 31, 2009.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f) Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended May 31, 2008 and May 31, 2009, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

          For the fiscal years ended May 31, 2008 and May 31, 2009, the Registrant incurred non-audit fees in the amount of $120,000 and $180,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

          For the fiscal years ended May 31, 2008 and May 31, 2009, the Registrant's investment adviser incurred non-audit fees in the amount of $50,000 and $45,000, respectively. The non-audit fees for the year ended May 31, 2008 consist of procedure reviews for pending mergers associated with fund reorganizations. The non-audit fees for the year-ended May 31, 2009 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

          For the fiscal year ended May 31, 2009, the Registrant's investment adviser incurred non-audit fees in the amount of $135,000. The non-audit fees for the year ended May 31, 2009 consist of procedure reviews for pending mergers associated with fund reorganizations.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not applicable.


ITEMS 6.  SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
          CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.


ITEM 11.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Master Trust

                                                     By:   /s/ Karla M. Rabusch

                                                           Karla M. Rabusch
                                                           President

                                                           Date: July 21, 2009

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                                     By:   /s/ Karla M. Rabusch

                                                           Karla M. Rabusch
                                                           President

                                                           Date: July 21, 2009


                                                     By:   /s/ Jeremy M. DePalma


                                                           Jeremy M. DePalma
                                                           Treasurer

                                                           Date: July 21, 2009